UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

(QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY)

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of Registrant as Specified in Charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Erin Douglas
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: August 31

Item 1 – Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks	92.77%
Basic Materials	1.51%
Chemicals	1.51%
Rohm & Haas Co.	61,400	$2,488,542

Total Basic Materials (Cost $2,410,408)		2,488,542

Capital Goods	1.98%
Engineering & Construction	1.98%
Jacobs Engineering Group Inc.**	83,100	3,250,041

Total Capital Goods (Cost $3,336,793)		3,250,041

Consumer Cyclical	21.87%
Automotive	1.39%
Gentex Corp.	66,800	2,293,912

Consumer Products	2.27%
Mohawk Industries Inc.**	48,500	3,730,620

Hotel - Restaurant - Leisure	7.37%
Royal Caribbean Cruises Ltd.	84,800	3,502,240
Starbucks Corp.**	71,200	3,078,688
Starwood Hotels & Resorts Worldwide Inc.	67,100	2,965,820
Wendy's International Inc.	74,600	2,564,002
		12,110,750

Media - Publishing - Cable	6.67%
Getty Images Inc.**	42,900	2,378,805
Netflix.com Inc.**	64,900	905,355
Pixar Inc.**	39,000	3,031,080
RealNetworks Inc.**	340,100	1,690,297
XM Satellite Radio Holdings Inc.**	107,700	2,958,519
		10,964,056

Retail	4.17%
Bed Bath & Beyond Inc.**	94,800	3,547,416
Family Dollar Stores Inc.	78,000	2,063,100
The Sports Authority Inc.**	58,800	1,248,324
		6,858,840

Total Consumer Cyclical (Cost $31,733,472)		35,958,178

	Shares	Market Value
Consumer Staples	4.95%
Food, Beverages & Tobacco	3.48%
Constellation Brands Inc.**	105,800	$3,890,266
McCormick & Co. Inc.	54,600	1,831,830
		5,722,096

Household Products	1.47%
Estee Lauder Companies Inc.	54,900	2,412,855

Total Consumer Staples (Cost $6,248,133)		8,134,951

Credit Sensitive	6.37%
Financial Services	3.21%
Eaton Vance Corp.	54,900	2,204,235
T Rowe Price Group Inc.	62,100	3,075,813
		5,280,048

Insurance	3.16%
Ambac Financial Group Inc.	40,450	3,053,975
HCC Insurance Holdings Inc.	73,800	2,147,580
		5,201,555

Total Credit Sensitive (Cost $8,194,155)		10,481,603

Energy	5.70%
Energy Equipment & Services	3.27%
Nabors Industries Inc.**	56,200	2,478,420
Noble Corp.**	71,900	2,891,818
		5,370,238

Energy Producers	2.43%
Apache Corp.	89,394	3,995,018

Total Energy (Cost $5,342,896)		9,365,256

Healthcare	22.66%
Biotechnology	5.87%
Abgenix Inc.**	229,900	2,287,505
Millennium Pharmaceuticals Inc.**	190,500	2,265,045
Neurocrine Biosciences Inc.**	34,600	1,722,042
OSI Pharmaceuticals Inc.**	56,600	3,372,794
		9,647,386

Drugs & Healthcare Products	7.85%
Barr Pharmaceuticals Inc.**	73,400	2,882,418
Beckman Coulter Inc.	29,800	1,662,542
Cephalon Inc.**	48,600	2,284,686
Endo Pharmaceuticals Holdings Inc.**	112,300	1,904,608
Kinetic Concepts Inc.**	38,000	1,891,260
St. Jude Medical Inc.**	33,800	2,273,050
		12,898,564

	Shares	Market Value
Healthcare Services	8.94%
Aetna Inc.	23,600	$2,186,540
Apria Healthcare Group Inc.**	102,000	2,880,480
Community Health Systems Inc.**	65,700	1,642,500
Covance Inc.**	74,400	2,786,280
DaVita Inc.**	54,900	1,664,019
Manor Care Inc.	61,400	1,883,138
PacifiCare Health Systems Inc.**	50,700	1,653,327
		14,696,284

Total Healthcare (Cost $35,705,630)		37,242,234

Services	6.96%
Business Services	6.90%
Certegy Inc.	84,300	3,235,434
ChoicePoint Inc.**	62,700	2,649,075
Cintas Corp.	64,750	2,655,398
DST Systems Inc.**	61,900	2,800,356
		11,340,263

Consumer Services	0.06%
Strayer Education Inc.	900	93,600

Total Services (Cost $8,741,969)		11,433,863

Technology	20.77%
Computer Hardware	1.04%
Tech Data Corp.**	45,500	1,713,530

Computer Services & Software	9.39%
Avid Technology Inc.**	52,600	2,276,002
Electronic Arts Inc.**	49,200	2,449,176
Intuit Inc.**	62,400	2,638,896
Macromedia Inc.**	115,300	2,234,514
Quest Software Inc.**	150,600	1,524,072
RSA Security Inc.**	135,200	2,013,128
Symantec Corp.**	47,900	2,297,284
		15,433,072

Electronics	6.64%
ATI Technologies Inc.**	161,500	2,335,290
Integrated Circuit Systems Inc.**	85,500	1,879,290
Intersil Corp.	197,800	3,447,654
Microchip Technology Inc.	74,550	1,967,374
Photronics Inc.**	88,900	1,275,715
		10,905,323

Telecommunications	3.70%
Ciena Corp.**	511,400	930,748
Harris Corp.	64,300	3,096,688
Level 3 Communications Inc.**	768,200	2,012,684
Scientific Atlanta Inc.	1,700	46,308
		6,086,428

	Shares	Market Value

Total Technology (Cost $33,803,813)		$34,138,353

Total Common Stocks (Cost $135,517,269)		152,493,021

Mutual Funds	7.23%
Barclays Prime Money Market Fund	4,245,413	4,245,413
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	7,635,227	7,635,227
		11,880,640

Total Mutual Funds (Cost $11,770,840)		11,880,640

Total Investments (Cost $147,397,909)	100.00%	$ 164,373,661

See Legend and Notes to Statements of Investments

Westcore Growth Fund
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks	96.37%
Basic Materials	6.03%
Metals	0.96%
Alcoa Inc.	14,500	$469,510
Phelps Dodge Corp.	5,800	473,048
		942,558

Multi-Industry	4.24%
ITT Industries Inc.	24,250	1,918,175
3M Co.	16,200	1,334,232
Tyco International Ltd.	28,800	902,016
		4,154,423

Transportation	0.83%
United Parcel Service Inc. - Class B	11,200	818,160

Total Basic Materials (Cost $5,763,847)		5,915,141

Capital Goods	6.37%
Aerospace & Defense	0.81%
General Dynamics Corp.	8,100	790,884

Electrical Equipment	3.62%
General Electric Co.	108,300	3,551,157

Machinery & Equipment	1.94%
Parker Hannifin Corp.	35,100	1,908,387

Total Capital Goods (Cost $5,869,360)		6,250,428

Consumer Cyclical	10.58%
Hotel - Restaurant - Leisure	2.55%
Starbucks Corp.**	36,700	1,586,908
Starwood Hotels & Resorts Worldwide Inc.	20,600	910,520
		2,497,428

Media, Publishing & Cable	6.73%
The News Corporation Ltd.	40,650	1,209,337
Univision Communications Inc. - Class A **	42,550	1,404,150
Viacom Inc.	44,700	1,488,957
XM Satellite Radio Holdings Inc.**	91,100	2,502,517
		6,604,961

Retail	1.30%
Wal-Mart Stores Inc.	24,100	1,269,347

Total Consumer Cyclical (Cost $9,987,535)		10,371,736

	Shares	Market Value

Consumer Staples	5.95%
Food, Beverages & Tobacco	3.07%
Anheuser Busch Companies Inc.	25,150	$1,327,920
Coca - Cola Co.	27,400	1,225,054
Hershey Foods Corp.	9,600	463,488
		3,016,462

Retail Food & Drug	1.67%
Walgreen Co.	44,900	1,636,605

Household Products	1.21%
Procter & Gamble Co.	21,200	1,186,564

Total Consumer Staples (Cost $5,726,477)		5,839,631

Credit Sensitive	16.78%
Banks	2.69%
Citigroup Inc.	56,700	2,641,086

Financial Services	8.65%
Ameritrade Holding Corp.**	118,400	1,348,576
JP Morgan Chase & Co.	40,000	1,583,200
MBNA Corp.	77,300	1,866,022
Morgan Stanley & Co.	29,300	1,486,389
T. Rowe Price Group Inc.	44,400	2,199,132
		8,483,319

Insurance	5.44%
Allstate Corp.	38,200	1,803,422
AMBAC Financial Group Inc.	17,550	1,325,025
American International Group Inc.	16,962	1,208,373
Principal Financial Group Inc.	28,800	999,648
		5,336,468

Total Credit Sensitive (Cost $16,008,993)		16,460,873

Energy	9.86%
Energy Equipment & Services	7.74%
Baker Hughes Inc.	45,800	1,801,314
Noble Corp.**	24,300	977,346
Schlumberger Ltd.	28,350	1,752,030
Smith International Inc.**	19,300	1,099,714
Transocean Inc.**	63,900	1,961,730
		7,592,134

Energy Producers	2.12%
Apache Corp.	25,146	1,123,775
Exxon Mobil Corp.	20,800	958,880
		2,082,655

Total Energy (Cost $8,855,486)		9,674,789

	Shares	Market Value
Healthcare	16.72%
Biotechnology	3.72%
Amgen Inc.**	35,000	$2,075,150
Biogen IDEC Inc.**	19,790	1,174,141
Genentech Inc.**	8,200	399,996
		3,649,287

Drugs & Healthcare Products	11.38%
Abbott Laboratories	28,100	1,171,489
Eli Lilly & Co.	18,600	1,180,170
Hospira Inc.**	71,520	1,981,104
Johnson & Johnson	19,100	1,109,710
Medtronic Inc.	27,850	1,385,537
Pfizer Inc.	79,700	2,603,799
Teva Pharmaceutical Industries Ltd.(9)	63,700	1,735,825
		11,167,634

Healthcare Services	1.62%
Caremark Rx Inc.**	39,700	1,139,390
Covance Inc.**	11,950	447,528
		1,586,918

Total Healthcare (Cost $16,439,818)		16,403,839

Services	2.31%
Business Services	0.56%
ChoicePoint Inc.**	13,050	551,363

Consumer Services	1.75%
Cendant Corp.	79,200	1,713,096

Total Services (Cost $2,078,303)		2,264,459

Technology	21.77%
Computer Hardware	1.55%
Dell Inc.**	43,650	1,520,766

Computer Services & Software	10.93%
eBay Inc.**	26,500	2,293,310
Electronic Arts Inc.**	9,300	462,954
First Data Corp.	37,000	1,563,250
Microsoft Corp.	112,900	3,082,170
SAP AG(9)	48,900	1,782,894
Symantec Corp.**	32,100	1,539,516
		10,724,094

Electronics	3.93%
Intel Corp.	82,800	1,762,812
Linear Technology Corp.	17,650	631,340
Texas Instruments Inc.	74,650	1,458,661
		3,852,813

Networking	1.65%
Cisco Systems Inc.**	86,050	1,614,298
	Shares	Market Value
Telecommunications	3.71%
America Movil SA ADS	34,800	$1,191,900
Harris Corp.	18,450	888,552
QUALCOMM Inc.	40,900	1,556,245
		3,636,697

Total Technology (Cost $21,121,513)		21,348,668

Total Common Stocks (Cost $91,851,332)		94,529,564

Mutual Funds	3.63%
Goldman Sachs Financial Square Prime	3,556,703	3,556,703
Obligations Fund - FST Shares

Total Mutual Funds (Cost $3,556,703)		3,556,703

Total Investments (Cost $95,408,035)	100.00%	$ 98,086,267

See Legend and Notes to Statements of Investments

Westcore Select Fund
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks	96.77%
Capital Goods	4.47%
Engineering & Construction	4.47%
Jacobs Engineering Group Inc.**	8,200	$320,702

Total Capital Goods (Cost $337,985)		320,702

Consumer Cyclical	24.87%
Consumer Products	5.04%
Mohawk Industries Inc.**	4,700	361,524

Hotel - Restaurant - Leisure	14.73%
Royal Caribbean Cruises Ltd.	8,500	351,050
Starwood Hotels & Resorts Worldwide Inc.	8,100	358,020
Wendy's International Inc.	10,100	347,137
		1,056,207

Media, Publishing & Cable	5.10%
XM Satellite Radio Holdings Inc.**	13,300	365,351

Total Consumer Cyclical (Cost $1,419,608)		1,783,082

Consumer Staples	4.77%
Food, Beverages & Tobacco	4.77%
Constellation Brands Inc. - Class A**	9,300	341,961

Total Consumer Staples (Cost $312,796)		341,961

Credit Sensitive	5.11%
Financial Services	5.11%
T Rowe Price Group	7,400	366,522

Total Credit Sensitive (Cost $370,346)		366,522

Energy	4.93%
Energy Producers	4.93%
Apache Corp.	7,900	353,051

Total Energy (Cost $237,224)		353,051

Healthcare	24.22%
Biotechnology	9.27%
Millenium Pharmaceuticals Inc.**	25,800	306,762
OSI Pharmaceuticals Inc.**	6,000	357,540
		664,302

	Shares	Market Value
Healthcare Services	14.95%
Aetna Inc.	3,800	$352,070
Apria Healthcare Group Inc.**	12,500	353,000
Covance Inc.**	9,800	367,010
		1,072,080

Total Healthcare (Cost $1,705,663)		1,736,382

Services	9.88%
Business Services	9.88%
Certegy Inc.	9,200	353,096
ChoicePoint Inc.**	8,400	354,900
		707,996

Total Services (Cost $631,481)		707,996

Technology	18.52%
Computer Services & Software	13.98%
Avid Technology Inc.**	6,900	298,563
Electronic Arts Inc.**	7,000	348,460
Symantec Corp.**	7,400	354,904
		1,001,927

Electronics	4.54%
ATI Technologies Inc.**	22,500	325,350

Total Technology (Cost $1,062,093)		1,327,277

Total Common Stocks (Cost $6,077,196)		6,936,973

Mutual Funds	3.23%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	231,438	231,438

Total Mutual Funds (Cost $231,438)		231,438

Total Investments (Cost $6,308,634)	100.00%	7,168,411

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks	97.10%
Commercial Services	6.61%
Advertising - Marketing Services	2.63%
Eniro AB (Sweden)**	53,943	$408,185
Eniro AB- Redemption Shares (Sweden)**	2,625	29,576
		437,761

Miscellaneous Commercial Services	3.98%
Techem AG (Germany)**	26,000	663,338

Total Commercial Services (Cost $870,442)		1,101,099

Communications	1.06%
Specialty Telecommunications	1.06%
Genesys S.A. (France)**	172,500	176,460

Total Communications (Cost $525,322)		176,460

Consumer Durables	5.83%
Home Furnishings	2.93%
Hunter Douglas NV (Netherlands)	11,070	487,746

Recreational Products	2.90%
Zapf Creation AG (Germany)	24,550	484,333

Total Consumer Durables (Cost $1,009,347)		972,079

Consumer Non-Durables	3.23%
Household - Personal Care	3.23%
McBride Plc (United Kingdom)	222,105	538,849

Total Consumer Non-Durables (Cost $272,173)		538,849

Consumer Services	14.17%
Broadcasting	3.97%
SBS Broadcasting SA (Luxembourg)**	18,881	660,835

Movies - Entertainment	1.56%
Hit Entertainment Plc (United Kingdom)	64,200	260,364

Other Consumer Services	2.64%
Trader Classified Media N.V.-(Netherlands)	40,600	440,041

Publishing - Books - Magazines	3.39%
Taylor & Francis Group Plc (United Kingdom)	87,426	565,322

	Shares	Market Value
Publishing - Newspapers	2.60%
Independent News & Media Plc (Ireland)	180,100	$434,267

Total Consumer Services (Cost $1,926,297)		2,360,829

Electronic Technology	22.55%
Computer Peripherals	3.10%
Lectra SA (France)	65,350	517,293

Electronic Equipment - Instruments	3.94%
GSI Lumonics Inc. (Canada)**	40,348	447,459
Renishaw Plc (United Kingdom)	21,930	209,299
		656,758

Semiconductors	12.12%
Elmos Semiconductor AG (Germany)	34,355	517,114
Melexis NV (Belgium)	43,500	476,770
SEZ Holding AG (Switzerland)**	17,240	390,581
Tower Semiconductor Ltd. (Israel)**	63,223	204,842
Zarlink Semiconductor Inc. (Canada)**	148,410	430,715
		2,020,022

Telecommunications Equipment	3.39%
VTECH Holdings Ltd. (Hong Kong)	302,800	564,831

Total Electronic Technology (Cost $3,422,056)		3,758,904

Health Technology	7.78%
Medical Specialties	7.78%
Elekta AB (Sweden)**	21,912	498,153
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	53,698	472,994
Getinge AB (Sweden)	29,231	324,477
		1,295,624

Total Health Technology (Cost $786,553)		1,295,624

Industrial Services	5.48%
Engineering & Construction	2.66%
Chiyoda Corp. (Japan)**	66,200	442,969

Oilfield Services - Equipment	2.82%
ProSafe ASA (Norway)	21,124	469,446

Total Industrial Services (Cost $788,416)		912,415

	Shares	Market Value
Process Industries	7.29%
Agricultural Commodities - Milling	1.82%
Global Bio-Chem Technology Group Company Ltd. (Hong Kong)**	419,300	$303,720
Global Bio-Chem Technology Group Company Ltd. - Warrants (Hong Kong)*	5,250	323
		304,043

Chemicals: Major Diversified	2.27%
Victrex Plc (United Kingdom)	62,330	377,485
Industrial Specialities	3.20%
Tamron Co. Ltd. (Japan)	13,600	534,066

Total Process Industries (Cost $1,221,005)		1,215,594

Producer Manufacturing	20.66%
Auto Parts OEM	2.98%
Ion Ltd. (Australia)	427,564	497,010

Electrical Products	2.50%
Pfeiffer Vacuum Technology AG (Germany)	10,710	417,366

Industrial Machinery	8.86%
Interpump Group SpA (Italy)	138,100	714,760
Munters AB (Sweden)	19,156	457,208
Singulus Technologies AG (Germany)**	20,300	305,310
		1,477,278

Office Equipment - Supplies	3.22%
Neopost (France)	8,860	536,250

Trucks - Construction - Farm Machinery	3.09%
Pinguely-Haulotte (France)	77,600	515,034

Total Producer Manufacturing (Cost $2,915,588)		3,442,938

Technology Services	2.44%
Information Technology Services	2.44%
Faith Inc. (Japan)	132	407,195

Total Technology Service (Cost $450,828)		407,195

Total Common Stocks (Cost $14,188,027)		16,181,986

	Shares	Market Value
Mutual Funds	2.90%
Goldman Sachs Financial Square Prime	483,421	$483,421
Obligations Fund - FST Shares

Total Mutual Funds (Cost $483,421)		483,421

Total Investments (Cost $14,671,448)	100.00%	$16,665,407

See Legend and Notes to Statements of Investments

Country Breakdown as of August 31, 2004

Country	Market Value	%
Australia	$ 497,010	2.98%
Belgium	476,770	2.86%
Canada	878,174	5.27%
France	1,745,037	10.47%
Germany	2,387,461	14.32%
Hong Kong	868,874	5.21%
Ireland	434,267	2.60%
Israel	204,842	1.23%
Italy	714,760	4.29%
Japan	1,384,230	8.31%
Luxembourg	660,835	3.97%
Netherlands	927,787	5.57%
New Zealand	472,994	2.84%
Norway	469,446	2.82%
Sweden	1,717,599	10.31%
Switzerland	390,581	2.34%
United Kingdom	1,951,319	11.71%
Cash Equivalents	483,421	2.90%
	16,665,407	100.00%

Westcore Blue Chip Fund
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stock	98.56%
Basic Materials	2.38%
Forestry & Paper	2.38%
Bowater Inc.	21,100	$758,123

Total Basic Materials (Cost $1,007,206)		758,123

Capital Goods	7.10%
Aerospace & Defense	3.44%
General Dynamics Corp.	6,100	595,604
Raytheon Co.	14,400	500,112
		1,095,716

Industrial Products	3.66%
Parker Hannifin Corp.	21,400	1,163,518

Total Capital Goods (Cost $1,764,732)		2,259,234

Commercial Services	3.02%
IT Services	3.02%
Computer Sciences Corp.**	20,700	959,445

Total Commercial Services (Cost $840,556)		959,445

Communications	2.54%
Telecomm Service Providers	2.54%
ALLTEL Corp.	14,800	808,820

Total Communications (Cost $672,356)		808,820

Consumer Cyclical	14.33%
Clothing & Accessories	2.55%
TJX Companies Inc.	38,300	810,428

General Merchandise	2.93%
Target Corp.	20,900	931,722

Hotels & Gaming	1.87%
Starwood Hotels & Resorts Worldwide Inc.	13,500	596,700

Other Consumer Services	1.00%
Cendant Corp.	14,700	317,961

Publishing & Media	4.85%
Dow Jones & Company Inc.	10,800	443,340
Viacom Inc. - Class B	13,100	436,361
Walt Disney Co.	29,500	662,275
		1,541,976

	Shares	Market Value
Restaurants	1.13%
Darden Restaurants Inc.	17,100	$359,271

Total Consumer Cyclical (Cost $3,579,699)		4,558,058

Consumer Staples	8.34%
Food & Agricultural Products	6.34%
Bunge Ltd.	13,700	546,493
Kraft Foods Inc.	18,500	578,680
Tyson Foods Inc.	54,000	889,920
		2,015,093

Home Products	2.00%
Colgate Palmolive Co.	11,800	637,200

Total Consumer Staples (Cost $2,234,228)		2,652,293

Energy	8.07%
Integrated Oils	6.38%
Marathon Oil Group Corp.	18,200	660,114
Occidental Petroleum Corp.	19,100	986,515
Suncor Energy Inc.	13,800	385,296
		2,031,925

Oil Services	1.69%
Transocean Inc.**	17,500	537,250

Total Energy (Cost $2,220,245)		2,569,175

Financials	25.75%
Insurance - Real Estate Brokers	2.11%
Willis Group Holdings Ltd.	19,200	671,424

Integrated Financial Services	3.10%
Citigroup Inc.	21,166	985,913

Property Casualty Insurance	7.24%
Allstate Corp.	15,200	717,592
AMBAC Financial Group Inc.	7,400	558,700
American International Group Inc.	8,700	619,788
Radian Group Inc.	9,200	407,560
		2,303,640

Securities & Asset Management	6.71%
Goldman Sachs Group Inc.	8,400	753,060
Lehman Brothers Holdings Inc.	7,900	583,731
Merrill Lynch & Company Inc.	15,600	796,692
		2,133,483

Specialty Finance	5.42%
Freddie Mac Corp.	17,700	1,188,024
MBNA Corp.	22,200	535,908
		1,723,932

	Shares	Market Value
Thrifts	1.17%
Washington Mutual Inc.	9,600	$372,768

Total Financials (Cost $7,085,232)		8,191,160

Medical - Healthcare	16.94%
Healthcare Services	2.75%
Pacificare Health Systems Inc.**	26,800	873,948

Medical Technology	1.66%
Medtronics Inc.	10,600	527,350

Pharmaceuticals	12.53%
Abbott Laboratories	15,700	654,533
Amgen Inc.**	18,100	1,073,149
Barr Pharmaceuticals Inc.**	13,400	526,218
Pfizer Inc.	35,360	1,155,211
Teva Pharmaceutical Industries Ltd.(9)	21,200	577,700
		3,986,811

Total Medical - Healthcare (Cost $5,551,443)		5,388,109

Technology	10.09%
Computer Software	5.34%
Microsoft Corp.	36,600	999,180
Verisign Inc.**	40,400	701,344
		1,700,524

Semiconductors	4.75%
Altera Corp.**	41,600	787,072
Intel Corp.	34,000	723,860
		1,510,932

Total Technology (Cost $3,677,987)		3,211,456

Total Common Stocks (Cost $28,633,684)		30,818,623

Mutual Funds	1.44%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	457,257	457,257

Total Mutual Funds (Cost $457,257)		457,257

Total Investments (Cost $29,090,941)	100.00%	$31,813,130

See Legend and Notes to Statements of Investments

Westcore Mid Cap Value Fund (Formerly Westcore Mid-Cap Opportunity Fund)
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks	98.64%
Basic Materials	6.08%
Forestry & Paper	6.08%
Abitibi-Consolidated Inc.	23,600	$139,712
Bowater Inc.	4,550	163,482
Crown Holdings Inc.**	37,600	364,720
Pactiv Corp.**	15,100	357,115
		1,025,029

Total Basic Materials (Cost $1,012,444)		1,025,029

Capital Goods	5.35%
Industrial Products	1.31%
Parker Hannifin Corp.	4,050	220,198

Machinery	1.89%
Terex Corp.**	8,800	317,944

Transportation Equipment & Parts	2.15%
Cummins Inc.	5,400	363,366

Total Capital Goods (Cost $601,987)		901,508

Commercial Services	8.78%
Business Products & Services	3.19%
Banta Corp.	8,100	313,551
CDI Corp.	10,700	224,700
		538,251

Distributors & Wholesalers	1.89%
Aramark Worldwide Corp. - Class B	12,600	318,906

Environmental - Pollution Control	1.17%
Waste Connections Inc.**	6,750	198,112

IT Services	2.53%
Computer Sciences Corp.**	9,200	426,420

Total Commercial Services (Cost $1,510,104)		1,481,689

	Shares	Market Value
Communications	1.90%
ISPs - Internet Portals	1.90%
United Online Inc.**	33,400	$319,972

Total Communications (Cost $480,289)		319,972

Consumer Cyclical	13.39%
Department Stores	0.85%
Federated Department Stores Inc.	3,300	143,220

Hotels & Gaming	2.81%
Starwood Hotels & Resorts Worldwide Inc.	10,700	472,940

Motor Vehicle Parts	1.56%
Cooper Tire & Rubber Co.	11,600	262,624

Recreation & Leisure	1.07%
Mattel Inc.	11,200	180,208

Restaurants	2.91%
Brinker International Inc.**	9,100	277,095
Darden Restaurants Inc.	10,200	214,302
		491,397

Specialty Retail	4.19%
Foot Locker Inc.	18,200	407,134
Office Depot Inc.**	18,700	299,387
		706,521

Total Consumer Cyclicals (Cost $2,240,335)		2,256,910

Consumer Staples	6.81%
Food & Agricultural Products	6.81%
Archer Daniels Midland Co.	21,700	346,549
Bunge Ltd.	7,800	311,142
Tyson Foods Inc.	29,700	489,456
		1,147,147

Total Consumer Staples (Cost $909,151)		1,147,147

	Shares	Market Value
Energy	8.50%
Exploration & Production	4.66%
Denbury Resources Inc.**	24,300	$532,170
XTO Energy Inc.	9,000	252,360
		784,530

Integrated Oils	3.84%
Marathon Oil Corp.	9,700	351,819
Suncor Energy Inc.	10,600	295,952
		647,771

Total Energy (Cost $1,218,243)		1,432,301

Financials	19.24%
Insurance - Real Estate Brokers	1.93%
Willis Group Holdings Ltd.	9,300	325,221

Life & Health Insurance	2.69%
Protective Life Corp.	7,300	285,649
Scottish Re Group Ltd.	7,900	167,796
		453,445

Property Casualty Insurance	6.26%
AMBAC Financial Group Inc.	3,200	241,600
Assured Guaranty Ltd.	20,400	327,012
PMI Group Inc.	5,000	207,650
Radian Group Inc.	6,300	279,090
		1,055,352

Regional Banks	2.26%
Unionbancal Corp.	6,400	380,544

Securities & Asset Management	4.36%
Affiliated Managers Group Inc.**	9,550	468,428
Lehman Brothers Holdings Inc.	3,600	266,004
		734,432

Specialty Finance	1.74%
American Capital Strategies Ltd.	9,400	293,280

Total Financials (Cost $2,915,814)		3,242,274

	Shares	Market Value
Medical - Healthcare	8.21%
Healthcare Services	6.73%
Aetna Inc.	5,800	$537,370
Pacificare Health Systems Inc.**	18,300	596,763
		1,134,133

Pharmaceuticals	1.48%
Barr Pharmaceuticals Inc.**	6,375	250,346

Total Medical - Healthcare (Cost $1,271,271)		1,384,479

Real Estate Investment Trusts (REITs)	5.28%
Office Properties	5.28%
Arden Realty Inc.	6,100	200,263
Boston Properties Inc.	5,600	310,688
Trizec Properties Inc.	22,400	378,560
		889,511

Total REITs (Cost $801,673)		$889,511

Technology	10.08%
Computer Software	4.47%
Activision Inc.**	20,550	295,715
Macromedia Inc.**	11,200	217,056
Verisign Inc.**	13,900	241,304
		754,075

Peripherals	1.72%
Imation Corp.	8,400	289,212

Semiconductors	3.89%
Altera Corp.**	21,800	412,456
Fairchild Semiconductor International Inc.**	19,800	244,134
		656,590

Total Technology (Cost $1,636,419)		1,699,877

Transportation	2.98%
Trucking - Shipping - Air Freight	2.98%
Teekay Shipping Corp.	7,600	266,380
Werner Enterprises Inc.	13,300	235,676
		502,056

Total Transportation (Cost $399,948)		502,056

	Shares	Market Value
Utilities	2.04%
Electric - Gas Utilities	2.04%
DPL Inc.	16,900	$343,577

Total Utilities (Cost $280,411)		343,577

Total Common Stocks (Cost $15,278,089)		16,626,330

Mutual Funds	1.36%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	228,726	228,726

Total Mutual Funds (Cost $228,726)		228,726

Total Investments
(Cost $15,506,815)	100.00%	16,855,056

See Legend and Notes to Statements of Investments

Westcore Small-Cap Opportunity Fund
Statement of Investments, August 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks	97.80%
Basic Materials	5.47%
Forestry & Paper	2.82%
Crown Holdings Inc.**	93,100	$903,070

Other Materials (Rubber & Plastic)	2.65%
A. Schulman Inc.	20,700	415,242
Spartech Corp.	18,000	436,140
		851,382
Total Basic Materials (Cost $1,338,447)		1,754,452

Capital Goods	10.24%
Electric Equipment	3.03%
General Cable Corp.**	92,200	970,866

Machinery	4.11%
Paxar Corp.**	31,500	637,560
Terex Corp.**	18,800	679,244
		1,316,804

Transportation Equipment & Parts	3.10%
Cummins Inc.	7,200	484,488
Oshkosh Truck Corp.	10,000	509,600
		994,088

Total Capital Goods (Cost $2,124,705)		3,281,758

Commercial Services	2.56%
Business Products & Services	1.33%
CDI Corp.	20,300	426,300

Environmental - Pollution Control	1.23%
Waste Connections Inc.**	13,400	393,290

Total Commercial Services (Cost $890,480)		819,590

Communications	3.43%
ISPs - Internet Portals	1.23%
United Online Inc.**	41,000	392,780

Telecomm Service Providers	2.20%
Belden CDT Inc.	35,250	706,057
	Shares	Market Value
Total Communications (Cost $1,329,837)		$1,098,837

Consumer Cyclical	8.51%
Clothing & Accessories	2.61%
Charlotte Russe Holding Inc.**	33,300	475,857
Quiksilver Inc.**	16,600	361,050
		836,907

Hotels & Gaming	3.10%
Prime Hospitality Corp.**	40,200	483,204
WMS Industries Inc.**	25,300	511,313
		994,517

Specialty Retail	1.38%
CSK Auto Corp.**	37,500	440,250

Vehicle Parts	1.42%
Cooper Tire & Rubber Co.	20,100	455,064

Total Consumer Cyclical (Cost $2,646,023)		2,726,738

Consumer Staples	5.63%
Food & Agricultural Products	3.73%
Pilgrims Pride Corp.	47,000	1,194,740

Grocery & Convenience Stores	1.90%
Pathmark Stores Inc.**	86,100	609,588

Total Consumer Staples (Cost $1,360,183)		1,804,328

Energy	10.21%
Exploration & Production	10.21%
ATP Oil and Gas Corp.**	101,300	893,466
Denbury Resources Inc.**	51,300	1,123,470
Meridian Resource Corp.**	165,600	1,256,904
		3,273,840
Total Energy (Cost $2,381,768)		3,273,840

Financials	17.22%
Insurance - Real Estate Brokers	2.53%
Clark Inc.**	60,400	812,380

Life & Health Insurance	3.24%
Scottish Annuity & Life Holdings Ltd.	32,000	679,680
UICI	12,900	358,749
		1,038,429

	Shares	Market Value
Other Banks	3.75%
First Community Bancorp	19,700	$801,987
First Republic Bank	8,900	398,631
		1,200,618

Securities & Asset Management	2.06%
Affiliated Managers Group**	13,450	659,723

Speciality Finance	3.97%
Advanta Corp. - Class B	31,800	747,300
Federal Agricultural Mortgage Corp.**	26,500	526,290
		1,273,590

Thrifts	1.67%
FirstFed Financial Corp.**	11,700	533,520

Total Financials (Cost $4,789,886)		5,518,260

Medical - Healthcare	11.91%
Medical Products & Supplies	4.33%
Cytyc Corp.**	16,700	400,132
Ocular Sciences Inc.**	22,700	989,720
		1,389,852

Medical Technology	1.78%
CTI Molecular Imaging Inc.**	60,700	569,973

Pharmaceuticals	5.80%
Cell Therapeutics Inc.**	145,800	826,686
K-V Pharmaceutical Co. - Class A**	32,100	511,032
Par Pharmaceutical Companies Inc.**	12,700	521,208
		1,858,926

Total Medical - Healthcare (Cost $4,200,673)		3,818,751

Real Estate Investment Trusts (REITs)	5.30%
Innkeepers USA Trust	82,400	950,896
KKR Financial Corp.**(1)(6)(7)	40,000	400,000
Manufactured Home Communities Inc.	10,400	348,088
		1,698,984

Total REITs (Cost $1,462,848)		1,698,984

	Shares	Market Value
Technology	12.48%
Computer Software	4.27%
Activision Inc.**	25,100	$361,189
Macromedia Inc.**	27,400	531,012
Netiq Corp.**	49,600	477,152
		1,369,353

Electric Equipment	4.37%
Artesyn Technologies Inc.**	36,700	312,317
BEI Technologies Inc.	20,400	567,936
Radisys Corp.**	44,900	520,840
		1,401,093

Semiconductors	1.21%
Fairchild Semiconductor International Inc.**	31,300	385,929

Semiconductor Capital Equipment	2.63%
FEI Co.**	21,600	410,184
Semitool Inc.**	56,600	432,424
		842,608
Total Technology (Cost $4,652,427)		3,998,983

Transportation	4.84%
Trucking - Shipping - Air Freight	4.84%
Marten Transportation Ltd.**	18,700	325,006
Stelmar Shipping Ltd.	18,800	597,840
Tsakos Energy Navigation Ltd.	23,200	631,040
		1,553,886
Total Transportation (Cost $1,274,597)		1,553,886

Total Common Stocks (Cost $28,451,874)		31,348,407

Mutual Funds	2.20%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	705,514	705,514
Total Mutual Funds (Cost $705,514)		705,514

Total Investments (Cost $29,157,388)	100.00%	$ 32,053,921

See Legend and Notes to Statements of Investments

Westcore Flexible Income Fund
Statement of Investments, August 31, 2004 (Unaudited)

		Shares/ Principal Amount	Market Value
Common Stocks	9.67%
Financial	8.33%
Financial Services	1.08%
Allied Capital Corp.		35,000	$888,650
Apollo Investment Co.		3,500	49,105
			937,755

Real Estate Investment Trusts (REITs)	7.25%
Apartments	0.03%
Post Properties Inc.		1,000	30,400

Diversified	1.09%
iStar Financial Inc.		10,000	402,400
KKR Financial Corp.** (1)(6)(7)		55,000	550,000
			952,400

Healthcare	0.97%
Health Care Property Investors Inc.		14,000	354,900
Healthcare Realty Trust Inc.		13,000	490,750
			845,650

Hotels	0.15%
FelCor Lodging Trust Inc.**		3,000	35,130
Host Marriott Corp.**		7,100	94,785
			129,915

Mortgage	0.79%
Anthracite Capital Inc.		60,000	693,000

Office Property	2.09%
American Financial Realty Trust		12,000	168,600
Equity Office Properties Trust		40,000	1,142,400
HRPT Properties Trust		25,000	269,500
Maguire Properties Inc.		10,000	246,000
			1,826,500

Regional Malls	0.47%
The Mills Corp.		8,000	407,520

Shopping Centers	0.39%
Weingarten Realty Investors		10,000	336,200

Timber	0.35%
Plum Creek Timber Co. Inc.		5,000	165,200
Rayonier Inc.		3,000	139,110
			304,310

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Warehouse - Industrial	0.92%
First Industrial Realty Trust Inc.			20,000	$800,000

Total Financial (Cost $6,771,523)				7,263,750

Industrial	0.36%
Telecom & Related	0.36%
Manitoba Telecom Services Inc.**			1,145	36,867
MCI Inc. - Class A**			15,946	274,590
				311,457

Total Industrial (Cost $470,352)				311,457

Utilities & Energy	0.98%
Energy - Master Limited Partnerships	0.98%
Kinder Morgan Inc.			1	60
Kinder Morgan Management LLC**			1,187	46,139
Northern Border Partners LP			20,000	808,000
				854,199

Total Utilities & Energy (Cost $811,906)				854,199

Total Common Stocks (Cost $8,053,781)				8,429,306

Nonconvertible Preferred Stocks	16.48%
Financial	12.45%
Financial Services	0.59%
First Republic Capital Trust II, Series B, 8.75% (1)(7)		NR/BB	20,000	511,250

Insurance	0.30%
Delphi Financial Group Inc., 8.00%, 05/15/2033		Ba1/BBB	10,000	265,100

Real Estate Investment Trusts (REITs)	11.56%
Apartments	0.59%
Apartment Investment and Management Co.:
Series G, 9.375%		Ba3/B+	10,000	266,500
Series T, 8.00%		Ba3/B+	10,000	252,000
				518,500

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Diversified	2.53%
Capital Automotive, Series B, 8.00%		NR/NR	20,000	$508,000
Colonial Properties Trust: Series C, 9.25%		Ba1/BB+	4,000	107,680
Series D, 8.125%		Ba1/BB+	6,000	157,140
iStar Financial Inc.: Series E, 7.875%		Ba3/B+	20,000	503,200
Series G, 7.65%		Ba3/B+	18,000	448,200
Vornado Realty Trust: Series C, 8.50%		Baa3/BBB-	4,000	103,280
Series E, 7.00%		Baa3/BBB-	15,000	378,000
				2,205,500

Healthcare	2.41%
Health Care Property Investors Inc., Series F, 7.10%		Baa3/BBB	10,000	254,700
Health Care REIT Inc., Series D, 7.875%		Ba2/BB+	10,000	262,000
LTC Properties Inc., Series F, 8.00%		NR/NR	20,625	507,169
Nationwide Health Properties Inc., 7.677%		Ba1/BB+	950	99,631
Omega Healthcare Investors, Series D, 8.375%		B3/B	12,500	318,625
SNH Capital Trust I, 10.125%, 06/15/2041		Ba3/BB-	24,000	654,000
				2,096,125

Hotels	2.09%
Felcor Lodging		B3/CCC	8,000	193,000
Felcor Lodging, Series B, 9.00%		B3/CCC	10,000	253,400
Hospitality Properties, Series B, 8.875%		Ba1/BB+	15,000	417,657
Host Marriot Corp.: Class C, 10.00%		B3/CCC+	16,000	444,800
Class E, 8.875%		B3/CCC+	19,000	512,050
				1,820,907

Manufactured Homes	0.45%
Affordable Residential, Series A, 8.25%		NR/NR	15,000	393,000

Mortgage	0.18%
Anthracite Capital Inc., Series C, 9.375%		NR/NR	6,000	157,560

Office Property	1.89%
Brandywine Realty, Series C, 7.50%		NR/NR	8,000	203,200
Crescent Real Estate, Series A, 6.75%		B3/NR	15,000	320,625
Glimcher Realty Trust, Series G, 8.125%		Ba3/B	12,000	302,160
Highwoods Properties Inc., Series A, 8.625%		Ba3/BB+	50	54,000
Maguire Properties Inc., Series A, 7.625%		NR/NR	20,500	512,090
SL Green Realty Corp., Series C, 7.625%		NR/NR	10,000	258,300
				1,650,375

Regional Malls	0.41%
The Mills Corp., Series C, 9.00%		NR/NR	10,000	271,000
Taubman Centers Inc., Series A, 8.30%,		B1/B+	3,400	87,040
				358,040

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Shopping Centers	0.59%
Kramont Realty Trust, Series E, 8.25%		B3/NR	8,000	$212,000
Regency Centers Corp., 7.25%		Baa3/BBB-	12,000	303,000
				515,000

Storage	0.12%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	4,000	107,600

Warehouse - Industrial	0.30%
First Industrial Realty Trust Inc., 6.236% (6)		Baa3/BBB-	250	259,250

Total Financial (Cost $10,669,597)				10,858,207

Industrial	2.08%
Airlines	0.37%
AMR Corp., 7.875%, 07/13/2039		Caa2/NR	10,000	181,500
Delta Air Lines Inc., 8.125%, 07/01/2039		NR/CC	18,000	138,420
UAL Corp. Capital Trust, Series T, 13.25% (5)**		NR/NR	1,000	1,050
				320,970

Autos	0.51%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033		Baa3/BB	10,000	265,600
General Motors Corp., 7.375%, 05/15/2048		Baa1/BBB	7,000	178,570
				444,170

Cable & Media	0.23%
Shaw Communications Inc., 8.875%, 09/28/2049		Ba3/B+	10,000	199,116

Leisure	0.36%
Hilton Hotels Corp., 8.00%, 08/15/2031		Ba1/BBB-	12,000	314,400

Other Industrial	0.61%
RC Trust I, Series C, 7.00%, 05/14/2006		Ba1/BB	10,000	533,750

Total Industrial (Cost $2,035,587)				1,812,406

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Utilities & Energy	1.95%
Energy - Non Utility	0.78%
Coastal Finance I, 8.375%, 06/30/2038		Caa3/CCC-	10,000	$233,200
El Paso Tennessee Pipeline, 8.25%		Ca/CCC-	10,000	442,188
				675,388

Utilities	1.17%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031		Ba1/BB	4,000	110,720
Duke Energy Corp., Series B, 8.00%, 11/16/2004		NR/NR	4,000	56,520
EIX Trust I, Series A, 7.875%, 07/26/2029		Ba1/B+	2,000	50,200
NVP Capital I, Series A, 8.20%, 03/31/2037		B3/CCC+	10,000	249,100
REI Trust I, Series C, 7.20%, 03/31/2048		Ba3/BB+	12,000	296,040
TECO Capital Trust I, 8.50%, 01/31/2041		Ba3/B	10,000	259,500
				1,022,080

Total Utilities & Energy (Cost $1,634,039)				1,697,468

Total Nonconvertible Preferred Stocks (Cost $14,339,223)				14,368,081

Convertible Preferred Stocks	2.42%
Industrial	1.35%
Airlines	0.18%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030		C/CCC	7,500	160,313

Autos	1.17%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032		Baa2/BB	10,000	535,000
General Motors Corp., Series B, 5.25%, 03/06/2032		Baa1/BBB	20,000	482,500
				1,017,500

Total Industrial (Cost $1,126,796)				1,177,813

Utilities & Energy	1.07%
Energy - Non Utility	1.07%
AES Trust III, 6.75%, 10/15/2029		Caa2/CCC+	10,000	442,500
Calpine Capital Trust II, 5.50%, 02/01/2005		Caa3/CCC	4,000	192,000
El Paso Corp., Series A, 9.00%, 08/16/2005		Caa1/NR	3,000	84,000
The Williams Companies, Inc., 9.00%, 02/16/2005		B3/B+	16,000	210,000
				928,500

Total Utilities & Energy (Cost $833,415)				928,500

Total Convertible Preferred Stocks (Cost $1,960,211)				2,106,313

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Corporate Bonds	59.02%
Financial	2.82%
Financial Services	0.58%
Emigrant Capital Trust II, 4.35%, 04/14/2034 (1)		NR/NR	500,000	$496,754
Finova Capital Corp., 7.50%, 11/15/2009		NR/NR	15,000	7,556
				504,310

Insurance	0.63%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046		Ba1/BB	150,000	162,589
Provident Financing Trust, 7.405%, 03/15/2038		Ba2/B+	250,000	218,108
Zurich Reinsurance, 7.125%, 10/15/2023		Baa1/BBB	200,000	167,490
				548,187

Real Estate Investment Trusts (REITs)	1.61%
Diversified	1.10%
iStar Financial Inc.:
8.75%, 08/15/2008		Ba1/BB+	40,000	45,950
5.70%, 03/01/2014 (1)		Ba1/BB+	400,000	397,502
7.70%, 07/15/2017		Ba1/BB+	460,000	517,325
				960,777

Hotels	0.06%
Felcor Suites LP, 7.625%, 10/01/2007		B1/B-	50,000	52,375

Real Estate Management Services	0.30%
LNR Property Corp., Series A, 7.25%, 10/15/2013		Ba3/B+	250,000	262,500

Shopping Centers	0.15%
Price Development Co. LP, 7.29%, 03/11/2008		Baa3/BB+	125,000	133,150

Total Financial (Cost $2,391,133)				2,461,299

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Industrial	49.52%
Airlines	8.30%
American Airlines:
Pass-Through Certificates, Series 93-A6, 8.04%, 09/16/2011 (4)		NR/B-	507,571	$418,211
Pass-Through Certificates, Series 2001-01, Class A-2, 6.817%, 05/23/2011 (4)		Ba1/BBB	750,000	665,351
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1, Class A-2, 6.88%, 07/02/2009 (4)		NR/NR	900,000	857,626
Pass-Through Certificates, Series 1999-1, Class A-1, 7.20%, 01/02/2019 (4)		NR/NR	110,916	107,144
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008		Baa3/A	50,000	48,928
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011		B2/BB-	81,134	62,961
Pass-Through Certificates, Series 1997-1B, 7.461%, 04/01/2013 (4)		Ba3/B+	91,446	71,926
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba2/BBB-	279,414	221,874
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	224,451	169,390
Delta Air Lines, Inc.: 10.00%, 08/15/2008 (1)		NR/CC	1,214,000	449,180
Pass-Through Certificates, Series 2000-1, Class A-1, 7.379%, 05/18/2010 (4)		Ba1/BBB-	33,361	31,101
Pass-Through Certificates, Series 2001-1, Class A-1, 6.619%, 03/18/2011 (4)		Ba1/BBB-	34,203	30,912
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba1/BBB-	1,750,000	1,556,618
Pass-Through Certificates, Series 2001-1, Class B, 7.711%, 09/18/2011 (4)		B3/B-	100,000	46,440
JetBlue Airways Corp., Series 2004-1C, 5.77%, 03/15/2008 (4)		Ba1/BB+	500,000	511,393
Northwest Airlines, Corp. : Series 1999-2B, 7.95%, 03/01/2015 (4)		Ba1/BBB-	360,301	283,625
Series 1999-1B, 7.36%, 02/01/2020 (4)		Ba3/B	370,280	243,020
United Air Lines, Inc.: Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		NR/NR	475,000	239,051
Pass-Through Certificates, Series 2000-2, Class A-2, 7.186%, 4/01/2011 (3)(5)		NR/NR	1,079,734	896,660
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		NR/NR	478,512	240,455
US Airways Inc., Pass-Through Certificates, Series 1998-1, Class A,
6.85%, 01/30/2018 (4)		Ba1/BBB-	96,886	90,491
				7,242,357

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Autos	8.54%
Dana Corp., 6.50%, 03/01/2009		Ba3/BB	50,000	$53,375
Ford Motor Co.: 7.00%, 10/01/2013		A3/BBB-	1,000,000	1,051,520
9.215%, 09/15/2021		Baa1/BBB-	300,000	341,936
7.45%, 07/16/2031		Baa1/BBB-	2,000,000	1,966,702
General Motors Corp.:
7.125%, 07/15/2013		Baa1/BBB	1,250,000	1,306,597
8.25%, 07/15/2023		Baa1/BBB	1,750,000	1,849,181
Tenneco Automotive Inc., Series B, 10.25%, 07/15/2013		B2/B-	250,000	290,625
Visteon Corp., 7.00%, 03/10/2014		Ba1/BB+	600,000	588,000
				7,447,936

Cable & Media	4.22%
Charter Communication Holdings Capital Corp.:
8.25%, 04/01/2007		Ca/CCC-	100,000	91,500
11.125%, 01/15/2011		Ca/CCC-	600,000	504,000
12.125%, 01/15/2012		Ca/CCC-	1,000,000	590,000
Cox Enterprises, 7.875%, 09/15/2010		Baa1/BBB	1,000,000	1,107,395
Echostar DBS Corp., 5.24%, 10/01/2008 (2)		Ba3/BB-	250,000	260,625
Rogers Cable Inc., 5.50%, 03/15/2014		Ba2/BBB-	975,000	898,644
Time Warner Inc., 9.15%, 02/01/2023		Baa1/BBB+	125,000	160,428
XM Satellite Radio Inc., 12.00%, 06/15/2010		Caa1/CCC+	56,000	64,540
				3,677,132

Computer Services	0.57%
Electronic Data Systems Corp., Series B, 6.00%, 08/01/2013		Ba1/BBB-	500,000	495,607

Chemicals	0.63%
Borden Inc., 7.875%, 02/15/2023		Caa1/B-	75,000	61,031
Solutia Inc., 11.25%, 07/15/2009 (5)**		NR/D	250,000	245,000
Union Carbide Chemical & Plastics Co., 7.875%, 04/01/2023		B1/BBB-	250,000	246,250
				552,281

Healthcare	4.49%
Biovail Corp. , 7.875%, 04/01/2010		B2/BB-	250,000	254,375
Columbia - HCA Inc., 7.19%, 11/15/2015		Ba1/BBB-	422,000	456,208
HCA Inc., 5.75%, 03/15/2014		Ba1/BBB-	250,000	248,276
Tenet Healthcare Corp.: 7.375%, 02/01/2013		B3/B-	1,750,000	1,627,500
9.875%, 07/01/2014		B3/B-	1,250,000	1,309,375
				3,895,734

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Leisure	12.46%
Boyd Gaming Corp., 6.75%, 04/15/2014 (1)		B1/B+	250,000	$251,875
Caesars Entertainment, Inc., 8.125%, 05/15/2011		Ba2/BB-	500,000	568,750
Hilton Hotels Corp., 7.50%, 12/15/2017		Ba1/BBB-	250,000	280,313
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)		Baa3/BBB	50,000	53,660
Kerzner International Ltd., 8.875%, 08/15/2011		B2/B	750,000	826,875
LCE Acquisition Corp., 9.00%, 08/01/2014		B3/CCC+	600,000	612,000
Mandalay Resort Group, 7.625%, 07/15/2013		Ba3/BB-	1,500,000	1,552,500
MGM Mirage Inc., 8.375%, 02/01/2011		Ba2/BB-	1,600,000	1,744,000
Mirage Resorts Inc., 7.25%, 08/01/2017		Ba1/BB+	100,000	100,000
Mohegan Tribal Gaming Authority: 8.00%, 04/01/2012		Ba3/BB-	250,000	275,625
7.125%, 08/15/2014		Ba3/BB-	500,000	516,250
Premier Entertainment Biloxi, 10.75%, 02/01/2012 (1)		B3/B-	250,000	263,125
Royal Caribbean Cruises Ltd.:
6.75%, 03/15/2008		Ba2/BB+	250,000	265,000
7.50%, 10/15/2027		Ba2/BB+	172,000	173,290
Seneca Gaming Corp., 7.25%, 05/01/2012		B2/BB-	100,000	102,375
Starwood Hotels & Resorts Worldwide Inc.: 7.375%, 11/15/2015		Ba1/BB+	1,250,000	1,331,250
7.75%, 11/15/2025		Ba1/BB+	444,000	437,340
Station Casinos Inc., 6.875%, 03/01/2016 (1)		B1/B+	1,000,000	1,003,750
Venetian Casino Resort, LLC, 11.00%, 06/15/2010		B2/B	450,000	514,688
				10,872,666

Other Industrial	5.10%
Allegheny Ludlum Corp., 6.95%, 12/15/2025		B1/B+	405,000	370,575
Amerigas Partners LP, Series B, 8.875% 05/20/2011		B2/BB-	100,000	109,500
Cummins Engine Company Inc., 5.65%, 03/01/2098		Ba2/BB+	200,000	141,000
Freeport-McMoran Company Inc., 6.875%, 02/01/2014 (1)		B2/B	500,000	478,125
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011		B3/B	850,000	803,250
IDEX Corp., 6.875%, 02/15/2008		Baa3/BBB	75,000	81,612
Kennametal Inc., 7.20%, 06/15/2012		Ba1/BBB	50,000	54,489
Leucadia National Corp.: 8.65%, 01/15/2027		Ba3/B	561,000	575,025
7.75%, 08/15/2013		Ba2/BB	500,000	522,500
Levi Strauss & Co., 7.00%, 11/01/2006		Ca/CCC	250,000	247,500
Solo Cup Co., 8.50%, 02/15/2014 (1)		B3/B-	250,000	243,750
Toys R Us Inc., 7.375%, 10/15/2018		Ba2/BB	200,000	183,500
U.S. Steel Corp., 9.75%, 05/15/2010		B1/BB-	175,000	197,750
Winn-Dixie Stores Inc., 8.875%, 12/16/2017		B3/B-	500,000	443,750
				4,452,326

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Telecom & Related	5.21%
American Tower Corp.:
9.375%, 02/01/2009		Caa1/CCC	200,000	$214,500
7.50%, 05/01/2012 (1)		Caa1/CCC	500,000	507,500
AT&T Corp., 9.05%, 11/15/2011		Ba1/BB+	500,000	546,250
Level 3 Communications, Inc., 12.875% 3/15/2010 (1)		Caa2/CC	200,000	140,000
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)		Caa2/CCC-	950,000	807,500
Lucent Technologies: 5.50%, 11/15/2008		Caa1/B	100,000	96,750
6.45%, 03/15/2029		Caa1/B	50,000	39,500
Nortel Networks Ltd., 6.125%, 02/15/2006		B3/B-	175,000	178,500
Qwest Communications International Inc., 5.21%, 02/15/2009		B3/B-	1,000,000	935,000
Qwest Corp.: 7.50%, 06/15/2023		Ba3/BB-	375,000	333,750
6.875%, 09/15/2033		Ba3/BB-	276,000	227,700
Qwest Services Corp., 14.00%, 12/15/2014 (1)		Caa1/B	27,000	32,198
Rogers Wireless Inc., 6.375%, 03/01/2014 (1)		Ba3/BB+	250,000	240,625
Time Warner Telecom LLC, Inc. 9.75%, 07/15/2008		B3/CCC+	250,000	243,750
				4,543,523

Total Industrial (Cost $43,354,620)				43,179,562

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Utilities & Energy	6.68%
Energy - Non Utility	2.72%
AES Corp., 8.875%, 2/15/2011		B2/B-	1,020,000	$1,122,000
Calpine Corp., 8.75%, 07/15/2013 (1)		NR/NR	200,000	157,000
Chesapeake Energy Corp., 7.5%, 06/15/2014		Ba3/BB-	50,000	53,625
Duke Capital Corp., 4.302%, 05/18/2006		Baa3/BBB-	275,000	280,288
Dynegy Holdings Inc., 8.75%, 02/15/2012		Caa2/CCC+	150,000	151,125
Enron Corp.: 6.75%, 07/01/2005 (5)(6)(7)**		NR/NR	150,000	750
8.25%, 09/15/2012 (5)(6)(7)**		NR/NR	2,025,000	10,125
Northern Border Pipeline, 6.25%, 05/01/2007		A3/A-	75,000	80,007
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017		B1/B-	400,000	412,500
7.00%, 03/15/2027		B1/B-	100,000	104,500
				2,371,920

Utilities	3.96%
Aquila, 8.00%, 03/01/2023		Caa1/NR	150,000	136,500
Centerpoint Energy Inc., Series B, 7.25%, 09/01/2010		Ba2/BBB-	150,000	167,287
DPL Capital Trust II, 8.125%, 09/01/2031		B1/B	300,000	307,500
Illinois Power Co., 11.50%, 12/15/2010		Ba3/B	300,000	358,500
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	100,000	106,599
7.05%, 02/01/2024		Baa2/BBB-	250,000	255,972
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 (5)**		NR/NR	200,000	167,500
Nevada Power Co.: Series A, 8.25%, 06/01/2011		Ba2/BB	250,000	273,750
Series E, 10.875%, 10/15/2009		Ba2/NR	25,000	29,000
9.00%, 08/15/2013 (1)		Ba2/BB	250,000	281,250
PG&E Corp., 6.875%, 07/15/2008 (1)		NR/NR	100,000	109,000
Portland General Electric, 7.875%, 03/15/2010		Baa3/BBB	100,000	112,442
Power Receivables Financing LLC, 6.29%, 01/01/2012 (1)		Baa2/BBB	98,299	102,115
TECO Energy Inc., 7.20%, 05/01/2011		Ba2/BB	400,000	423,000
WPD Holdings, 7.25%, 12/15/2017 (1)		Baa2/BBB-	600,000	625,901
				3,456,316

Total Utilities & Energy (Cost $5,575,604)				5,828,236

Total Corporate Bonds (Cost $51,321,357)				51,469,097

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	8.16%
Asset-Backed Securities	0.68%
Ace Securities Corp., 2004-IN1, Class B, 5.16%, 03/25/2013 (4)(6)(7)		Ba2/BB+	300,000	231,860
Vanderbilt Mortgage Finance, Series 2002-B, Class B-1, 5.85%, 04/07/2018		Baa2/BBB	375,000	366,766
				598,626

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Collateralized Debt Obligations	6.85%
AHR, Series 2004-1A, Class G, 4.62%, 02/24/2014 (1)(4)(6)(7)		NR/BBB-	500,000	$500,000
CREST Ltd. Exeter Street Solar, Series 2004-1A, Class E1, 5.75%, 03/28/2017 (1)(4)(6)(7)		NR/BB	499,535	499,535
CREST Ltd., Series 2003-1A, Class PS, 8.50%, 08/28/2012 (1)(4)(7)(8)		NR/BB-	200,000	102,992
CREST Ltd., Series 2003-2A: Class E1, 7.05%, 12/28/2013 (1)(2)(4)(6)(7)		Ba3/BB	250,000	250,000
Class PS, 6.00%, 09/29/2014 (1)(4)(6)(7)(8)		NR/BB-	413,450	199,986
Denali Capital CLO III Ltd., Series 3A, Class B2L, 9.28%, 07/21/2010 (1)(2)(4)(6)(7)		Ba2/BB	250,000	241,125
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(4)(6)(7)(8)		NR/NR	100,000	100,000
MM Community Funding II Ltd., Series 2I, 21.28%, 12/15/2011 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B, 7.588%, 12/28/2015 (1)(4)(6)(7)		NR/BBB-	500,000	468,183
Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(6)(7)		Baa3/NR	500,000	525,000
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.569%, 07/03/2012 (1)(4)(6)(7)(8)		NR/NR	100,000	100,000
Preferred Term Securities X Ltd., Subordinate Income Notes, 19.00%, 07/03/2013 (1)(4)(6)(7)(8)		NR/NR	150,000	150,000
Preferred Term Securities XI Ltd., Subordinate Income Notes,
19.00%, 10/03/2013 (1)(4)(6)(7)(8)		NR/NR	150,000	150,000
Preferred Term Securities XII Ltd., Subordinate Income Notes, 19.00%, 12/24/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	500,000
Preferred Term Securities XIV Ltd., Subordinate Income Notes, 17.5%, 06/17/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	500,000
Regional Diversified Funding, Series 2004-1, 16.849%, 02/15/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Tricadia, 2003-1, Class PS, 17.575%, 12/15/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	237,500
				5,974,321

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Commercial Mortgage-Backed Securities	0.63%
Global Signal Trust, 2004-1, Class E, 5.395%, 1/15/2009 (1)(4)		NR/BBB-	450,000	$443,016
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)		Baa3/BB+	95,929	103,574
				546,590

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities (Cost $7,115,808)				7,119,537

Mutual Funds	4.25%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			3,709,354	3,709,354

Total Mutual Funds (Cost $3,709,354)				3,709,354

Total Investments (Cost $86,499,734)			100.00%	$87,201,688

See Legend and Notes to Statements of Investments

Westcore Plus Bond Fund
Statement of Investments, August 31, 2004 (Unaudited)

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Nonconvertible Preferred Stocks	4.68%
Financial	3.78%
Real Estate Investment Trusts (REITs)	3.78%
Apartments	0.43%
Apartment Investment and Management Co., Series T, 8.00%		Ba3/B+	9,000	$226,800
BRE Properties Inc., Series C, 6.75%		Baa3/BBB	10,000	245,000
				471,800

Diversified	1.28%
Colonial Properties Trust: Series C, 9.25%		Ba1/BB+	10,000	269,200
Series D , 8.125%		Ba1/BB+	13,000	340,470
iStar Financial: Series E, 7.875%		Ba3/B+	7,000	176,120
Series G, 7.65%		Ba3/B+	12,000	298,800
Series I, 7.50%		Ba3/B+	12,500	308,125
				1,392,715

Health Care	0.29%
Omega Healthcare Investors, Series D, 8.375%		B3/B	12,500	318,625

Manufactured Homes	0.47%
Affordable Residential, Series A, 8.25%		NR/NR	19,500	510,900

Shopping Centers	0.50%
New Plan Excel Realty Trust, Series E, 7.625%		Baa3/BBB-	13,000	339,040
Taubman Centers Inc., Series A, 8.30%		B1/B+	8,000	204,800
				543,840

Storage	0.22%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	9,000	242,100

Warehouse - Industrial	0.59%
First Industrial Realty Trust Inc., 6.236% (6)		Baa3/BBB-	625	648,125

Total Financial (Cost $4,012,635)				4,128,105

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Industrial	0.90%
Automobiles	0.24%
General Motors Corp., 7.375%, 05/15/2048		Baa1/BBB	10,000	$255,100

Other Industrial	0.66%
RC Trust I, Series C, 7.00% 05/15/2006		Ba1/BB	13,500	720,563

Total Industrial (Cost $972,452)				975,663

Total Nonconvertible Preferred Stocks (Cost $4,985,087)				5,103,768

Convertible Preferred Stocks	0.43%
Industrial	0.43%
Automobiles	0.43%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032		Baa2/BB	6,000	321,000
General Motors Corp., Series B, 5.25%, 03/06/2032		Baa1/BBB	6,000	144,750
				465,750

Total Industrial (Cost $454,740)				465,750

Total Convertible Preferred Stocks (Cost $454,740)				465,750

Convertible Bonds	1.01%
Industrial	1.01%
Other Industrial	1.01%
Corning Inc., Zero Coupon, 3.50%, 11/08/2015 (2)		Ba2/BB+	350,000	275,188
Target Corp., 7.50%, 08/15/2010		A2/A+	700,000	825,595
				1,100,783

Total Industrial (Cost $1,034,063)				1,100,783

Total Convertible Bonds (Cost $1,034,063)				1,100,783

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Corporate Bonds	62.23%
Financial	10.21%
Financial Services	7.45%
BB&T Corp., 5.20%, 12/23/2015		A2/A-	450,000	$455,586
Bear Stearns Co., 3.25%, 03/25/2009		A1/A	500,000	486,576
Citigroup Inc., 7.25%, 10/01/2010		Aa2/A+	550,000	647,872
Comerica Inc., 4.8%, 05/01/2015		A3/A-	50,000	48,836
Emigrant Capital Trust II, 4.35%, 04/14/2034 (1)		NR/NR	850,000	844,483
Fifth Third Bancorp, 4.50%, 06/01/2018		Aa3/A+	75,000	70,651
First Empire Capital Trust, 8.277%, 06/01/2027		Aa3/A+	25,000	28,731
Ford Motor Credit Co., 7.00%, 10/01/2013		A3/BBB-	500,000	525,760
General Electric Capital Corp., Series A, 6.90%, 09/15/2015		Aaa/AAA	400,000	464,238
General Motors Acceptance Corp., 2.75%, 07/16/2007 (2)		A3/BBB	950,000	950,989
M & I Capital Trust, 7.65%, 12/01/2026		A2/BBB+	650,000	718,452
M & T Bank, 8.277%, 06/01/2027		Baa1/BBB	401,000	400,565
Marshall & Ilsley Bank, 2.90%, 08/18/2009		Aa3/A+	650,000	642,194
Pemex Finance Ltd., 7.80%. 02/15/2013, MBIA		Aaa/AAA	150,000	178,150
US Bancorp, 6.875%, 04/01/2006		Aa3/A+	60,000	63,866
Wachovia Corp., 3.50%, 08/15/2008		Aa3/A	700,000	698,923
Washington Mutual Inc., 4.00%, 01/15/2009		A3/A-	575,000	577,123
Wells Fargo & Co., 3.50%, 04/04/2008		Aa1/AA-	325,000	326,516
				8,129,511

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Insurance	2.76%
Aetna Services, Inc., 7.125%, 08/15/2006		Aa3/A+	600,000	$652,074
Commerce Group Inc., 5.95%, 12/09/2013		Baa2/BBB	225,000	232,169
Fund American Companies, Inc., 5.875%, 05/15/2013		Baa2/BBB-	450,000	459,843
Meridian Funding Co. LLC, 1.90%, 11/24/2009 (1)(2)		Aaa/AAA	400,000	401,521
Phoenix Home Life Mutual, 6.95%, 12/01/2006 (1)		Baa2/BBB+	950,000	1,011,083
Zurich Reinsurance, 7.125%, 10/15/2023		Baa1/BBB	300,000	251,235
				3,007,925

Real Estate Investment Trusts (REITs)	12.27%
Apartments	1.14%
BRE Properties Inc., 7.45%, 01/15/2011		Baa2/BBB	450,000	516,593
Colonial Realty LP, 7.00%, 07/13/2007		Baa3/BBB-	375,000	411,369
United Dominion Realty Trust, 3.90%, 03/15/2010		Baa2/BBB	325,000	314,944
				1,242,906

Diversified	3.30%
Commercial Net Lease Realty, 6.25%, 06/15/2014			425,000	442,396
iStar Financial Inc.: 8.75%, 08/15/2008		Ba1/BB+	112,000	128,661
5.70%, 03/10/2014 (1)		Ba1/BB+	475,000	472,034
7.70%, 07/15/2017		Ba1/BB+	500,000	562,309
Vornado Realty LP: 4.50%, 08/15/2009		Baa2/BBB	550,000	553,019
4.75%, 12/01/2010		Baa2/BBB	285,000	285,894
Washington REIT, 5.25%, 01/15/2014		Baa1/A-	525,000	532,531
Weingarten Realty, 7.00%, 07/15/2011		A3/A	550,000	631,700
				3,608,544

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Healthcare	3.28%
Columbia/HCA Inc, 7.19%, 11/15/2015		Ba1/BBB-	725,000	$783,770
HCA Inc., 5.75%, 03/15/2014		Ba1/BBB-	200,000	198,621
Health Care Property Investors Inc., 6.00%, 03/01/2015		Baa2/BBB+	525,000	548,499
Healthcare Realty Trust Inc.: 8.125%, 05/01/2011		Baa3/BBB-	375,000	439,248
5.125%, 04/01/2014		Baa3/BBB-	425,000	411,574
Health Care REIT Inc., 6.00%, 11/15/2013		Baa3/BBB-	275,000	280,356
Nationwide Health Properties, 6.90%, 10/01/2037		Baa3/BBB-	700,000	722,203
Senior House Properties Trust, 8.625%, 01/15/2012		Ba2/BB+	175,000	195,125
				3,579,396

Hotels	0.24%
Felcor Suites LP, 7.625%, 10/01/2007		B1/B-	250,000	261,875

Office Property	0.97%
Boston Properties LP, 5.00%, 06/01/2015		Baa2/BBB	375,000	363,309
EOP Operating Partnership Ltd., 8.10%, 08/01/2010		Baa2/BBB+	350,000	407,930
HRPT Properties Trust, 5.75%, 02/15/2014		Baa2/BBB	275,000	278,142
				1,049,381

Regional Malls	0.35%
The Rouse Co., 8.00%, 04/30/2009		Baa3/BBB-	350,000	387,790

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Shopping Centers	2.99%
Chelsea GCA Realty Partnership, LP, 7.25%, 10/21/2007		Baa2/BBB	300,000	$331,741
Chelsea Property Group 6.875%, 06/15/2012		Baa2/BBB	50,000	55,840
Developers Diversified Realty, 7.00%, 3/19/2007		Baa3/BBB	400,000	434,121
Kimco Realty Corp., Series C, 5.98%, 07/30/2012		Baa1/A-	475,000	504,357
Price Development Co. LP, 7.29%, 03/11/2008		Baa3/BB+	600,000	639,119
Weingarten Realty Investors: 4.857%, 01/15/2014		A3/A	715,000	704,296
6.64%, 07/15/2026		A3/A	545,000	596,856
				3,266,330

Total Financial (Cost $23,809,424)				24,533,658

Industrial	28.04%
Airlines	5.95%
America West Airlines Inc., Pass - Through Certificates, Series 1999-1, Class G, 7.93%, 01/02/2019, AMBAC (4)		Aaa/AAA	148,357	164,339
Atlas Air Inc., Series 1999-1 A-2, 6.88%, 07/02/2009 (4)		NR/NR	1,000,000	952,918
Continental Airlines, Inc.: Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008		Baa3/A	250,000	244,640
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	246,896	186,329
Delta Air Lines, Inc.: 10.00%, 08/15/2008 (1)		NR/CC	336,000	124,320
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba1/BBB-	1,125,000	1,000,683
FedEx Corp.: Series A2, 7.89%, 9/23/2008		Baa1/BBB+	824,566	900,009
Series 1997-A, 7.50%, 1/15/2018 (4)		A1/A+	759,112	892,189
Northwest Airlines Corp., Series 1999-2B, 7.95%, 03/01/2015 (4)		Ba1/BBB-	540,451	425,438
United Air Lines, Inc.: 10.02%, 03/22/2014**		NR/NR	50,000	23,652
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		NR/NR	350,000	176,143
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		NR/NR	2,791,321	1,402,653
				6,493,313

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Autos	5.04%
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013		A3/BBB	600,000	$648,428
Delphi Corp., 6.50%, 08/15/2013		Baa2/BBB-	475,000	492,740
Ford Motor Co., 7.45%, 07/16/2031		Baa1/BBB-	2,075,000	2,040,453
General Motors Corp., 8.25%, 07/15/2023		Baa1/BBB	1,500,000	1,585,013
Visteon Corp., 7.00%, 03/10/2014		Ba1/BB+	750,000	735,000
				5,501,634

Brewery	0.29%
Anheuser-Busch Companies Inc., 5.05% 02/24/2014		A1/A+	300,000	302,285

Cable & Media	4.08%
AT&T Broadband Corp., 8.375%, 03/15/2013		Baa3/BBB	300,000	363,326
Charter Communications Holdings Capital Corp., 11.125%, 01/15/2011		Ca/CCC-	625,000	525,000
Cox Communications Inc., 5.50%, 10/01/2015		Baa2/BBB	1,000,000	950,207
Cox Enterprises, 7.875%, 09/15/2010		Baa1/BBB	750,000	830,546
Rogers Cable Inc., 5.50%, 03/15/2014		Ba2/BBB-	1,275,000	1,175,150
Time Warner Inc., 9.15%, 02/01/2023		Baa1/BBB+	475,000	609,626
				4,453,855

Chemicals	0.91%
Borden Inc., 7.875%, 02/15/2023		Caa1/B-	775,000	630,656
Ferro Corp., 9.125%, 01/01/2009		Baa3/BB+	325,000	366,521
				997,177

Commercial Services	0.28%
Aramark Services Inc., 7.00%, 05/01/2007		Baa3/BBB-	275,000	299,132

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Health Care	1.68%
Tenet Healthcare Corp.: 7.375%, 02/01/2013		B3/B-	1,125,000	$1,046,250
9.875%, 07/01/2014		B3/B-	750,000	785,625
				1,831,875

Leisure	5.43%
Caesars Entertainment, Inc.: 7.50%, 09/01/2009		Ba1/BB+	125,000	139,062
8.125%, 05/15/2011		Ba2/BB	500,000	568,750
Carnival Corp., 3.75%, 11/15/2007 (1)		A3/A-	400,000	403,089
Hilton Hotels Corp.: 7.625%, 05/15/2008		Ba1/BBB-	550,000	616,000
7.50%, 12/15/2017		Ba1/BBB	1,050,000	1,177,313
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)		Baa3/BBB	150,000	160,979
Mandalay Resort Group, 7.625%, 07/15/2013		Ba3/BB-	500,000	517,500
MGM Mirage, 8.375%, 02/01/2011		Ba2/BB-	500,000	545,000
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008		Ba2/BB+	350,000	371,000
Starwood Hotels & Resorts Worldwide Inc., 7.375%, 11/15/2015		Ba1/BB+	305,000	324,825
Station Casinos Inc., 6.875%, 03/01/2016 (1)		B1/B+	1,100,000	1,104,125
				5,927,643

Other Industrial	2.80%
Kennametal Inc., 7.20%, 06/15/2012		Ba1/BBB	335,000	365,074
Leucadia National Corp.: 7.75%, 08/15/2013		Ba2/BB	1,700,000	1,776,500
8.65%, 01/15/2027		Ba2/B	385,000	394,625
Unilever Capital Corp., 7.125%, 11/01/2010		A1/A+	450,000	523,126
				3,059,325

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Telecom & Related	1.58%
American Tower Corp., 7.50%, 05/01/2012 (1)		Caa1/CCC	500,000	$507,500
Nortel Networks Ltd., 6.125%, 02/15/2006		B3/B-	500,000	510,000
Qwest Communications International Inc., 5.30%, 02/15/2009		B3/B	500,000	467,500
Rogers Wireless Inc., 6.375%, 03/01/2014 (1)		Ba3/BB+	250,000	240,625
				1,725,625

Total Industrial (Cost $30,181,517)				30,591,864

Utilities & Energy	11.71%
Energy - Non-Utility	4.47%
AES Corp., 8.875%, 02/15/2011		B2/B-	600,000	660,000
Ametek Inc., 7.20%., 07/15/2008		Ba1/BBB	750,000	826,138
Conoco Phillips 66 Capital Trust II, 8.00%, 01/15/2037		Baa2/BBB	250,000	283,279
Duke Energy Corp., 4.302%, 05/18/2006		Baa3/BBB-	375,000	382,211
Enron Corp.: 6.75%, 07/01/2005 (5)(6)(7)**		NR/NR	375,000	1,875
8.25%, 09/15/2012 (5)(6)(7)**		NR/NR	125,000	625
FPL Energy Caithness FDG, 7.645%, 12/31/2018 (1)(6)		Baa3/BBB-	590,772	653,595
Kinder Morgan Energy Partners, LP, 6.75%, 03/15/2011		Baa1/BBB+	500,000	554,055
Lasmo Inc., 7.50%, 06/30/2006		A1/AA	90,000	97,629
Magellan Midstream Partners, 6.45%, 06/01/2014		Ba1/BBB	425,000	447,228
Northern Border Pipeline, 6.25%, 05/01/2007		A3/A-	445,000	474,710
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)		Baa2/A-	350,000	363,885
Tennessee Gas Pipeline 7.00%, 03/15/2027		B/B-	75,000	78,375
Transcontinental Gas Pipeline, 6.25%, 01/15/2008		B1/B+	50,000	52,812
				4,876,417

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Utilities	7.24%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)		Baa3/BBB-	600,000	$638,498
Centerpoint Energy Inc., 7.25%, 09/01/2010 (1)		Ba2/BBB-	225,000	250,931
Curtis Palmer Inc., 5.90%, 07/15/2014		Baa3/BBB	350,000	364,556
Duke Energy Corp., 5.30%, 10/01/2015		A3/BBB+	450,000	460,166
Illinois Power Co., 11.50%, 12/15/2010		Ba3/B	875,000	1,045,625
Indianapolis Power & Light: 6.30%, 07/01/2013 (1)		Baa2/BBB-	350,000	373,095
7.05%, 02/01/2024		Baa2/BBB-	350,000	358,360
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012		Baa3/BBB-	200,000	210,135
Nevada Power Co.: 10.875%, 10/15/2009		Ba2/NR	200,000	232,000
6.50%, 4/15/2012 (1)		Ba2/BB	175,000	175,875
9.00%, 08/15/2013 (1)		Ba2/BB	175,000	196,875
Pacific Gas & Electric, 6.05%, 03/01/2034		Baa2/BBB	700,000	704,906
Portland General Electric, 7.875%, 03/15/2010		Baa3/BBB	200,000	224,883
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)		Baa2/BBB	125,000	129,060
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)		Baa2/BBB	98,299	102,115
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)		Baa3/BBB-	170,753	178,863
Tenaska Virgina Partners LP, 6.119%, 03/30/2024 (1)		Baa3/BBB-	201,000	211,370
Virginia Electric & Power: 4.10%,. 12/15/2008		A3/BBB+	250,000	249,065
8.25%, 03/01/2025		A2/A-	1,050,000	1,113,712
WPD Holdings: 6.875%, 12/15/2007 (1)		Baa2/BBB-	50,000	52,835
7.25%, 12/15/2017 (1)		Baa2/BBB-	500,000	521,584
Yorkshire Power Finance, 6.496%, 02/25/2008		Baa3/BBB-	100,000	105,159
				7,899,668

Total Utilities & Energy (Cost $12,568,972)				12,776,085

Total Corporate Bonds (Cost $66,559,913)				67,901,607

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Asset-Backed Securities, Collateralized Obligations, & Mortgage-Backed Securities	28.22%
Asset-Backed Securities	8.90%
ACE Securities Corp.: Series 2003-MH1, Class A2, 3.28%, 08/15/2030 (1)		Aaa/AAA	300,000	$292,075
Series 2004-IN1, Class B, 5.16%, 03/25/2013 (4)(6)(7)		Ba2/BB+	379,000	292,917
Bear Stearns Co., 4.9994%, 10/25/2033		Aaa/AAA	425,282	414,374
Calfornia Infrastructure SCE-1, Series 1997-1, Class A6, 6.38%, 09/25/2006 (4)		Aaa/AAA	187,406	195,280
Citibank Credit Card Issuance Trust, Series 2003-A6, 2.90%, 5/15/2008 (4)		Aaa/AAA	300,000	294,639
COMED Transitional Funding Trust, Series 1998-1, Class A6, 5.63%, 06/25/2007 (4)		Aaa/AAA	150,000	157,789
Countrywide Home Loans, Series 2004-2, Class 3A1, 5.48%, 02/25/2034 (4)		Aaa/AAA	717,015	735,225
Detroit Edison Securitization, Series 2001-01, Class A4, 6.19%, 03/01/2011 (4)		Aaa/AAA	400,000	442,005
Harley Davidson Motorcycle Trust, Series 2003-3, Class A2, 2.76%, 12/15/2007 (4)		Aaa/AAA	475,000	475,033
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.77%, 12/21/2007 (4)		Aaa/AAA	400,000	399,888
Nissan Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.70%, 12/15/2006 (4)		Aaa/AAA	250,000	250,202
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1, 4.097%, 03/25/2034 (4)		Aaa/AAA	486,089	485,170
Union Acceptance Corp, Series 2002-A, Class A4, 4.59%, 03/08/2006 (4)		Aaa/AAA	400,000	406,237
Vanderbilt Mortgage Finance: Series 1996-A, Class A5, 7.425%, 05/07/2026		Aaa/AAA	135,563	142,525
Series 2002-B, Class B-1, 5.85%, 04/07/2018		Baa2/BBB	400,000	391,217
Volkswagen Auto Lease Trust, Series 2002-A, Class A4, 2.75%, 01/20/2006 (4)		Aaa/AAA	425,000	427,218
Wells Fargo Mortgage-Backed Securities Trust: Series 2003-M, Class A1, 4.786%, 12/25/2033		Aaa/AAA	388,566	384,850
Series 2004-E, Class A1, 4.911%, 11/25/2011		Aaa/AAA	500,162	495,904
Series 2004-O, Class A1, 4.956%, 08/25/2034		Aaa/AAA	2,489,088	2,502,308
West Penn Funding LLC, Series 1999, Class A4, 6.98%, 12/26/2008		Aaa/AAA	105,000	116,369
WFS Financial Owner Trust, Series 2002-1, Class A4A, 4.87%, 12/20/2006 (4)		Aaa/AAA	400,000	409,176
				9,710,401

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Collateralized Debt Obligations	6.23%
AHR, Series 2004-1A, Class G, 4.62%, 02/24/2014 (1)(4)(6)(7)		NR/BBB-	500,000	$500,000
CREST Ltd., Series 2003-1A: Class A1, 2.38%, 08/29/2011(1)(2)(4)(6)		Aaa/AAA	300,000	303,282
Class D2, 7.332%, 08/29/2012 (1)(4)(6)		Baa2/BBB	150,000	156,088
Class PS, 8.50%, 08/28/2012 (1)(4)(7)(8)		Ba3/BB-	800,000	411,968
CREST Ltd., Series 2003-2A: Class A1, 2.28%, 12/28/2012 (1)(2)(6)		Aaa/AAA	299,159	299,159
Class PS, 6.00%, 09/29/2014 (1)(4)(6)(7)(8)		Ba3/BB	620,174	299,978
Diversified REIT Trust, Series 1999-1A, Class D, 6.78%, 03/18/2011		Baa3/BBB-	300,000	329,488
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 35.96%, 12/04/2012 (1)(4)(6)(7)(8)		NR/NR	150,000	150,000
NSTAR Real Estate CDO Ltd., Series 2004-2A, Class C2B, 7.588%, 12/28/2015 (1)(4)(6)(7)		NR/BBB-	600,000	561,819
Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(6)(7)		Baa3/NR	500,000	525,000
Preferred Term Securities VI Ltd., Subordinate Income Notes, 24.569%, 07/03/2012 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Preferred Term Securities X Ltd., Subordinate Income Notes, 19.00%, 07/03/2013 (1)(4)(6)(7)(8)		NR/NR	350,000	350,000
Preferred Term Securities XI Ltd., Subordinate Income Notes, 19.00%, 10/03/2013 (1)(4)(6)(7)(8)		NR/NR	350,000	350,000
Preferred Term Securities XII Ltd., Subordinate Income Notes, 19.00%, 12/24/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Preferred Term Securities XIII Ltd., Subordinate Income Notes, 18.00%, 03/24/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	500,000
Preferred Term Securities XIV Ltd., Subordinate Income Notes, 17.50%, 06/17/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	500,000
Regional Diversified Funding, Series 2004-1, 16.849%, 02/15/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
TIAA Real Estate CDO Ltd., Series 2003-1A: Class C1, 3.00%, 09/30/2013 (1)(2)(4)		A3/A-	100,000	100,054
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	237,500
				6,799,336

		Bond Ratings Moody's/S&P	Shares/ Principal Amount	Market Value
Commercial Mortgage-Backed Securities	0.97%
Global Signal Trust 2004-I, Class E, 5.395%, 01/15/2009 (1)(4)		Baa3/BBB-	625,000	$615,300
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)		Baa3/BB+	407,699	440,190
				1,055,490

Mortgage-Backed Securities	12.12%
FHARM: Pool #781804, 5.138%, 07/01/2034			5,000,000	5,071,852
Pool #781811, 5.152%, 07/01/2034			2,500,000	2,537,057
FHLMC: Gold Pool #G00336, 6.00%, 10/01/2024			407,890	425,141
FNMA, 4.14%, 02/17/2009 (2)			3,175,000	3,208,941
FNMA: Pool #303845, 7.00%, 05/01/2011			100,800	107,095
Pool #703703, 5.105%, 01/01/2033			267,892	277,067
Pool #555717, 4.351%, 08/01/2033 (2)			503,412	514,701
Pool #779610, 5.098%, 06/01/2034			645,951	649,568
GNMA Pool #780019, 9.50%, 12/15/2009			133,020	145,975
Washington Mutual, Series 2003-AR3, Class B1, 4.766%, 04/25/2033		Aa2/AA	287,117	290,731
				13,228,128

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities (Cost $30,639,453)				30,793,355

Mutual Funds	3.43%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			3,743,419	3,743,419

Total Mutual Funds (Cost $3,743,419)				3,743,419

Total Investments (Cost $107,416,675)			100.00%	$109,108,682

See Legend and Notes to Statements of Investments

Westcore Colorado Tax-Exempt Fund
Statement of Investments, August 31, 2004 (Unaudited)

		Bond Rating Moody's/S&P	Principal Amount	Market Value
Certificates of Participation	4.70%
Colorado Springs School District 11, Facility Corp., Certificates of Participation, Lease Purchase Agreement: 5.00%, 12/01/2013, Optional 12/01/2008 @ 100.00, MBIA		Aaa/AAA	265,000	$287,284
5.00%, 12/01/2017, Optional 12/01/2008 @ 100.00, MBIA		Aaa/AAA	220,000	233,875
Eagle County, Certificate of Participation, 5.20%, 12/01/2012, Optional 12/01/2010 @ 100.00, MBIA		Aaa/AAA	140,000	156,366
Fremont County, Certificate of Participation, Lease Purchase Agreement, 5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	551,555
Larimer County, Certificate of Participation, Courthouse & Jail Facilities Lease Purchase Agreement, 4.75%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	538,455
Weld County, Certificate of Participation, Correctional Facilities Lease Purchase Agreement, 5.35%, 08/01/2010, Optional anytime @ 100.00, MBIA		Aaa/AAA	510,000	556,956
Total Certificates of Participation (Cost $2,180,807)				2,324,491

General Obligation Bonds	63.49%
County-City-Special District- School District	63.49%
Adams County School District 12, Series A: 5.00%, 12/15/2016, Optional 12/15/2013 @ 100.00, FSA		Aaa/AAA	500,000	546,735
5.00%, 12/15/2020, Optional 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	526,465
Adams & Arapahoe Counties Joint School District 28J: 5.75%, 12/01/2006, MBIA		Aaa/AAA	100,000	108,648
5.35%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	300,191
5.00%, 12/01/2016, Optional 12/01/2013 @ 100.00, FSA		Aaa/AAA	300,000	327,939
Adams & Arapahoe Counties School District 29J, 5.40%, 12/01/2009, Optional 12/01/2006 @ 100.00, MBIA		Aaa/AAA	100,000	107,172
Adams & Weld Counties School District 27J: 5.55%, 12/01/2009, Optional 12/01/2006 @ 100.00, FGIC		Aaa/AAA	250,000	268,177
5.50%. 12/01/2016, Prerefunded 12/01/2006 @ 101.00, FGIC		Aaa/AAA	550,000	599,836
Arapahoe County School District 1: 5.25%, 12/01/2013, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	546,795
5.25%, 12/01/2014, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	546,170
Arapahoe County School District 2, 6.75%, 12/01/2004, Escrowed to Maturity		Aa3/NR	25,000	25,350
Arapahoe County School District 5, 5.50%, 12/15/2006		Aa2/AA	500,000	538,970
Arapahoe County School District 6: 5.50%, 12/01/2006		Aa2/AA	250,000	269,160
Archuleta & Hinsdale Counties Joint School District 50 JT, 5.50%, 12/01/2014, Prerefunded 12/01/2006 @ 101.00		Aaa/AAA	250,000	272,653

	Bond Rating Moody's/S&P	Principal Amount	Market Value
Basalt & Rural Fire Protection District, Eagle & Pitkin Counties, 5.20%, 12/01/2015, Prerefunded 12/01/2006 @ 100.00, AMBAC	Aaa/AAA	95,000	$102,071
5.20%, 12/01/2015, Optional 12/01/2006 @ 100.00, AMBAC	Aaa/AAA	5,000	5,340
Boulder County Open Space Acquisition, 5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00	Aa1/AA+	500,000	550,840
Boulder & Gilpin Counties, Boulder Valley School District Re-2: 5.50%, 12/01/2005, FGIC	Aaa/AAA	100,000	104,834
5.00%, 12/01/2011, Optional 12/01/2008 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,085,320
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00	Aa3/AA	300,000	319,080
Carbondale & Rural Fire Protection District, Garfield, Gunnison & Pitkin Counties, 5.20%, 12/01/2010, Optional 12/01/2004 @ 101.00, AMBAC	Aaa/AAA	100,000	101,961
Chaffee County School District R-31, 5.10%, 12/01/2009, Prerefunded 12/01/2006 @ 100.00, FSA	Aaa/AAA	150,000	160,836
Chaffee & Fremont Counties School District R-32J, 5.00%, 12/01/2012, Optional 12/01/2007 @ 100.00, FSA	NR/AAA	425,000	457,347
City & County of Denver Board Water Commissioners, 5.50%, 10/01/2011	Aa1/AA+	250,000	286,183
Clear Creek County School District Re-1: 5.30%, 12/01/2010, Optional 12/01/2005 @ 100.00, MBIA	NR/AAA	300,000	312,741
5.40%, 12/01/2011, Optional 12/01/2005 @ 100.00, MBIA	NR/AAA	250,000	260,925
Denver City & County, 5.25%, 08/01/2005	Aa1/AA+	500,000	516,990
Douglas & Elbert Counties School District Re-1: 6.15%, 12/15/2008, Optional 12/15/2004 @ 101.00, MBIA	Aaa/AAA	250,000	255,880
5.25%, 12/15/2016, Optional 12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	569,230
6.50%, 12/15/2016, Prerefunded 12/15/2004 @ 101.00, MBIA	Aaa/AAA	500,000	512,735
5.25%, 12/15/2017, Optional 12/15/2011 @ 100.00, MBIA	Aaa/AAA	1,000,000	1,138,460
Eagle, Garfield & Routt Counties School District Re-50J, 5.25%, 12/01/2015, Optional 12/01/2009 @ 101.00, FGIC	Aaa/AAA	1,000,000	1,105,930

	Bond Rating Moody's/S&P	Principal Amount	Market Value
El Paso County School District 2: 5.25%, 12/01/2012, Optional 12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	$275,055
5.70%, 12/01/2014, Prerefunded 12/01/2005 @ 100.00	Aa3/NR	100,000	105,029
El Paso County School District 12: 5.90%, 09/15/2004	Aa1/NR	80,000	80,122
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,100,780
El Paso County School District 20, 5.70%, 12/15/2006, FGIC, Escrowed to Maturity	Aaa/AAA	250,000	271,708
El Paso County School District 49: 6.75%, 12/01/2004, Optional 06/01/2004 @ 100.00, MBIA	Aaa/AAA	65,000	65,852
6.00%, 12/01/2009; Sinking Fund 12/01/2007 @ 100.00, FSA	Aaa/AAA	1,000,000	1,153,770
5.50%, 12/01/2017, Optional 12/01/2011 @ 100.00, FGIC	Aaa/AAA	100,000	112,570
Evergreen Park & Recreation District: 5.10%, 12/01/2014, Optional 06/01/2006 @ 100.00, AMBAC	Aaa/NR	100,000	103,600
5.25%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC	Aaa/NR	115,000	124,307
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1: 5.125%, 12/15/2010, Optional 12/15/2005 @ 102.00, MBIA	Aaa/AAA	500,000	534,220
Grand County, East Grand School District 2, 5.00%, 12/01/2017, Optional 12/01/2008 @ 101.00, AMBAC	Aaa/AAA	500,000	555,165
Greenwood South Metropolitan District, Arapahoe County, 5.50%, 12/01/2004, MBIA	Aaa/AAA	250,000	252,577
Gunnison & Saguache Counties, Watershed School District Re-1J, 6.00%, 12/01/2005, MBIA	Aaa/AAA	150,000	158,172
Jefferson County School District R-1: 5.25%, 12/15/2011, Optional 12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	842,602
5.50%, 12/15/2014, Prerefunded 12/15/2008 @ 101.00, FGIC	Aaa/AAA	525,000	595,135
La Plata County School District 9-R, 5.25%, 11/01/2020, Optional 11/01/2012 @ 100.00, MBIA	Aaa/NR	125,000	135,354
Larimer County, Poudre School District R-1: 5.50%, 12/15/2008	Aa3/AA-	500,000	558,415
5.00%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA	Aaa/AAA	700,000	757,288
6.00%, 12/15/2017, Optional 12/15/2010 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,171,830

	Bond Rating Moody's/S&P	Principal Amount	Market Value
Larimer, Weld, & Boulder Counties, Thompson School District R2-J: 5.40%, 12/15/2013, Prerefunded 06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	$551,235
5.45%, 12/15/2016, Prerefunded 06/15/2007 @ 101.00, FGIC	Aaa/AAA	250,000	275,952
Mesa County Valley School District 51: 6.00%, 12/01/2006, MBIA	Aaa/AAA	1,000,000	1,091,950
5.40%, 12/01/2012, Prerefunded 12/01/2006 @ 101.00, MBIA	Aaa/AAA	500,000	544,210
Park County Platte Canyon School District 1, 4.30%, 12/01/2010, Optional 12/01/2008 @ 101.00, MBIA	Aaa/AAA	250,000	266,187
Pitkin County Open Space Acquisition, 5.25%, 12/01/2018, Optional 12/01/2010 @ 100.00, AMBAC	Aaa/NR	340,000	365,361
Pueblo County School District 70: 5.00%, 12/01/2011, Optional 12/01/2007 @ 100.00, AMBAC	Aaa/AAA	225,000	242,125
5.00%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC	Aaa/AAA	165,000	178,089
Pueblo, Pueblo County Limited Tax: 5.80%, 06/01/2011, Optional 06/01/2006 @ 100.00, MBIA	Aaa/AAA	200,000	212,780
6.00%, 06/01/2016, Optional 06/01/2006 @ 100.00, MBIA	Aaa/AAA	250,000	266,827
Rio Grande County School District C-8, 5.35%, 11/15/2011, Optional 11/15/2005 @ 100.00, FSA	NR/AAA	150,000	156,325
Routt County School District Re-2: 5.05%, 12/01/2013, Prerefunded 12/01/2007 @ 100.00, MBIA	Aaa/AAA	250,000	272,595
5.00%, 12/01/2017, Prerefunded 12/01/2007 @ 100.00, MBIA	Aaa/AAA	1,000,000	1,088,820
San Miguel & Montrose Counties, School District R-2J, 5.00%, 12/01/2012, Optional 12/01/2007 @ 100.00, MBIA	NR/AAA	100,000	106,966
San Miguel County School District R-1, 5.50%, 12/01/2012, Optional 12/01/2005 @ 101.00, MBIA	Aaa/AAA	250,000	263,355
South Suburban Park and Recreation District, Arapahoe, Douglas & Jefferson Counties, 5.00%, 12/15/2012, Optional 12/15/2008 @ 100.00, FGIC	Aaa/AAA	250,000	271,205
Summit County School District Re-1, 6.55%, 12/01/2009, Prerefunded 12/01/2004 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,013,490
Thornton, Adams County, Water, 4.00%, 12/01/2011, FSA	Aaa/AAA	300,000	313,440
Upper San Juan Hospital District, Archuleta, Hinsdale & Mineral Counties, 4.65%, 11/01/2013, Optional 11/01/2007 @ 100.00, MBIA	NR/AAA	115,000	117,984
Weld County School District Re-4: 5.30%, 12/01/2010, Prerefunded 12/01/2006 @ 100.00, MBIA	Aaa/AAA	150,000	161,493
5.00%, 12/01/2012, Optional 12/01/2011 @ 100.00, MBIA	Aaa/NR	750,000	823,987
5.45%, 12/01/2016, Prerefunded 12/01/2006 @ 100.00, MBIA	Aaa/AAA	500,000	539,955

		Bond Rating Moody's/S&P	Principal Amount	Market Value
Weld County School District 006, 5.50%, 12/01/2006		Aa3/AA-	250,000	$268,875
Wray Community Hospital District, Yuma County, 5.00%, 10/15/2011, Optional 10/15/2004 @ 101.00, AMBAC		NR/AAA	250,000	253,530

Total General Obligation Bonds (Cost $29,496,410)				$31,431,251

Revenue Bonds	28.34%
Special Tax	14.64%
Arvada Sales & Use Tax Revenue, 5.10%, 12/01/2015, Optional 12/01/2008 @ 100.00, FGIC		Aaa/AAA	100,000	107,685
Boulder County Sales & Use Tax: 5.75%, 12/15/2004, Prerefunded, Escrowed to Maturity, FGIC		Aaa/AAA	65,000	65,870
5.75%, 12/15/2004, FGIC		Aaa/AAA	435,000	440,507
Broomfield Sales & Use Tax, 5.20%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	548,120
Castle Rock, Douglas County Sales & Use Tax, 5.25%, 06/01/2006, FSA		Aaa/AAA	200,000	212,076
Colorado Educational & Cultural Facilities Authority, Revenue, Auraria, 5.00%, 09/01/2015, Optional 09/01/2011 @ 100.00, AMBAC		Aaa/NR	100,000	107,694
Colorado Health Facilities Authority, Poudre Valley Health, Series A, 5.625%, 12/01/2019, Optional 12/01/2009@ 101.00, FSA		Aaa/NR	500,000	548,970
Colorado School of Mines Auxilary Facility Revenue Enterprise, 5.25%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	505,000	547,193
Denver City & County Excise Tax, 5.25%, 09/01/2008, FSA		Aaa/AAA	500,000	554,370
Douglas County Sales & Use Tax Open Space, 6.00%, 10/15/2009, FSA		Aaa/AAA	500,000	575,135
Greeley, Weld County Sales & Use Tax: 4.80%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA		Aaa/AAA	250,000	259,618
5.15%, 10/01/2015, Optional 10/01/2010 @ 100.00, MBIA		Aaa/AAA	500,000	537,935
Ignacio, La Plata County Sales Tax, 4.75%, 12/01/2009, AMBAC		NR/AAA	150,000	163,981
Jefferson County Open Space Sales & Use Tax, 5.00%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	547,340
Longmont, Boulder County Sales & Use Tax, 5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00		NR/AA	300,000	336,522
Montrose, Montrose County General Fund Excise Tax Revenue, 5.00%, 12/01/2017, Optional 12/01/2008 @ 100.00, AMBAC		NR/AAA	150,000	159,460

		Bond Rating Moody's/S&P	Principal Amount	Market Value
Regional Transportation District Sales Tax, 5.00%, 11/01/2015, Optional @ 11/01/2010 @ 101.00, FGIC		Aaa/AAA	100,000	$107,657
Thornton, Adams County Sales & Use Tax, Open Space & Parks, 5.25%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	547,395
University of Northern Colorado Auxiliary Facilities, 5.00%, 06/01/2016, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	500,000	535,365
Westminster Sales & Use Tax, 5.00%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA	220,000	239,639
Westminster Colorado Special Purpose Sales & Use Tax Post Project, Series B, 5.125%, 12/01/2016, Optional 12/01/2007 @ 101.00, FGIC		Aaa/AAA	100,000	107,298
				7,249,830

Utility	13.70%
Boulder, Boulder County, Water & Sewer: 5.75%, 12/01/2006, Optional 12/01/2004 @ 100.00		Aa2/AA+	75,000	$ 75,224
5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00		Aa2/AA+	500,000	535,465
Broomfield Water Activity Enterprise: 5.00%, 12/01/2015, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	350,000	381,101
5.50%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	560,225
Colorado Springs, El Paso County Utilities Systems, 5.75%, 11/15/2010, Optional 11/15/2006 @ 100.00		Aa2/AA	250,000	268,838
Colorado Water Resources & Power Development Authority, Clean Water, 5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00		Aaa/AAA	500,000	561,265
Colorado Water Resources & Power Development Authority, Drinking Water, 5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	537,905
Colorado Water Resources & Power Development Authority, Small Water Resources, 5.70%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	500,000	570,850
Fort Collins, Larimer County Wastewater Utility Enterprise, Sewer, 5.375%, 12/01/2009, Optional 12/01/2005 @ 100.00, FGIC		Aaa/AAA	250,000	260,533
Fort Collins, Larimer County Water Utility Enterprise, 4.25%, 12/01/2009, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	528,180
Little Thompson Water District, Larimer, Weld, & Boulder Counties, 5.50%, 12/01/2011, Optional 12/01/2005 @ 101.00, MBIA		Aaa/AAA	500,000	529,140

		Bond Rating Moody's/S&P	Principal Amount	Market Value
Montrose Colorado Water & Sewer Revenue, 4.75%, 10/01/2016, Optional 10/01/2014 @ 100.00, XLCA		Aaa/AAA	1,000,000	$1,067,760
Municipal Subdistrict, Northern Colorado Water Conservancy District, 5.25%, 12/01/2015, Optional 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	272,775
Thornton Colorado Water Enterprise, 5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	530,655
Westminster, Adams County Water & Wastewater Utility Enterprise, 6.25%, 12/01/2014, Prerefunded 12/01/2004 @ 100.00, AMBAC		Aaa/AAA	100,000	101,276
				6,781,192
Total Revenue Bonds (Cost $13,255,354)				14,031,022

Mutual Funds	3.47%
Dreyfus Municipal Money Market Fund			1,720,198	1,720,198

Total Mutual Funds (Cost $1,720,198)				1,720,198

Total Investments (Cost $46,652,769)			100.00%	$49,506,962
Legend to Statements of Investments
**	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	The security includes a liquidity facility for a limited time and amount to continue making interest payments as scheduled.
(4)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5)	Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7)	This security is considered illiquid by the investment adviser.
(8)	This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.
(9)	Security represents a Sponsored American Depositary Receipt.

Notes to Statements of Investments
August 31, 2004 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value (formerly Westcore Mid-Cap Opportunity Fund), Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the “evaluated” bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of August 31, 2004, securities which have been fair valued represented 1.25%, 7.94% and 6.92% of the total investments of Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

As of August 31, 2004, the International Frontier Fund had outstanding foreign currency contracts as follows:

Contract Description	Expiration Date	Contract Amount	Unrealized Appreciation/(Depreciation)
Contracts to Purchase Euro Dollar (EUR)	06/28/04	36,096 (EUR)	$285

Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value and Westcore Small-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended August 31, 2004.

Allocation of Income, Expenses and Gains and Losses – Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions. The Funds did not hold when-issued securities as of August 31, 2004.

Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore MIDCO Growth Fund	Westcore Growth Fund
As of August 31, 2004
Gross appreciation (excess of value over tax cost)	$ 28,633,633	$ 6,231,245
Gross depreciation (excess of tax cost over value)	(12,076,582)	(3,677,227)
Net unrealized appreciation/(depreciation)	$ 16,557,051	$ 2,554,018
Cost of investments for income tax purposes	$ 147,778,396	$ 97,475,585

		Westcore Select Fund	Westcore International Frontier Fund
As of August 31, 2004
Gross appreciation (excess of value over tax cost)		$ 1,118,361	$ 3,037,944
Gross depreciation (excess of tax cost over value)		(258,584)	(1,121,038)
Net unrealized depreciation		$ 859,777	$ 1,916,906
Cost of investments for income tax purposes		$ 6,308,621	$ 14,655,182

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund
As of August 31, 2004
Gross appreciation (excess of value over tax cost)	$ 4,352,089	$ 2,310,348	$ 5,646,903
Gross depreciation (excess of tax cost over value)	(1,764,659)	(971,431)	(3,019,111)
Net unrealized appreciation/(depreciation)	$ 2,587,430	$ 1,338,917	$ 2,627,792
Cost of investments for income tax purposes	$ 29,219,083	$ 15,497,764	$ 29,514,198

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Colorado Tax-Exempt Fund
As of August 31, 2004
Gross appreciation (excess of value over tax cost)	$ 3,320,342	$ 3,478,458	$ 2,904,235
Gross depreciation (excess of tax cost over value)	(2,618,388)	(1,786,451)	(50,542)
Net unrealized appreciation/(depreciation)	$701,954	$ (1,692,007)	$ 2,853,693
Cost of investments for income tax purposes	$ 85,494,331	$106,962,952	$ 46,598,673

3. ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2004 for the Westcore Small-Cap Opportunity Fund, Westcore Flexible Income and Westcore Plus Bond Funds was $400,000, $7,381,880 and $6,346,872, respectively, which represents 1.25%, 8.47% and 5.82% of the Funds’ total investments, respectively.

4. SUBSEQUENT EVENTS

Pending Merger

On July 1, 2004, Denver Investment Advisors LLC (“DenverIA”) acquired Tempest Investment Counselors Inc., which was the investment adviser to the Aristata mutual funds, each a series of Financial Investors Trust. On that date, DenverIA became investment adviser to the Aristata Funds pursuant to interim advisory agreements that will terminate by law on November 28, 2004. The Board of Trustees of the Westcore Funds and Aristata Funds have recommended to the Shareholders an Agreement and Plan of Reorganization dated September 20, 2004 that proposes specific Westcore Funds acquire the assets of comparable Aristata Funds as follows:

Applicable Aristata Fund	Corresponding Westcore Fund
Aristata Equity Fund	Westcore Blue Chip Fund
Aristata Quality Bond Fund	Westcore Plus Bond Fund
Aristata Colorado Tax-Exempt Fund	Westcore Colorado Tax-Exempt Fund

Aristata Fund shareholders of record on October 13, 2004 have been mailed a Proxy Statement/Prospectus to vote on the proposed merger and to ratify the interim advisory agreement for each Aristata Fund. The shareholder meeting date is November 12, 2004.

Notice of Significant Redemptions

The Westcore Small-Cap Opportunity Fund has been notified by two separate retirement plans, holding approximately 31% and 13% as of November 1, 2004, of each plans decision to redeem all of its shares by November 1, 2004 and December 31, 2004, respectively. The Board of Trustees of Westcore Funds approved a redemption in-kind to meet the redemption on November 1, 2004.

Item 2 – Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST
By: /s/ Jeffrey D. Adams
Jeffrey D. Adams President Date: November 1, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WESTCORE TRUST
By: /s/ Jeffrey D. Adams
Jeffrey D. Adams President Date: November 1, 2004
By: /s/ Jasper R. Frontz
Jasper R. Frontz Treasurer Date: November 1, 2004